ALLIANCE MUNICIPAL INCOME FUND II

SEMI-ANNUAL REPORT
MARCH 31, 1997

ALLIANCE CAPITAL





LETTER TO SHAREHOLDERS                        ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

May 5, 1997

Dear Shareholder:

We are pleased to report municipal market activity and investment results for Alliance Municipal Income Fund II's fiscal reporting period ended March 31, 1997. Over the past six and twelve month periods, all of the Fund's Portfolios--Arizona, Florida, Massachusetts, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania and Virginia--produced excellent total returns and outperformed their respective benchmarks, the state specific Lipper Municipal Debt Funds Average. We are no longer using the Lehman Brothers Long Municipal Bond Index as one of the Fund's benchmarks because the state specific Lipper Municipal Debt Funds Average more closely resembles the composition of the Fund's portfolios.

Additionally, eight of the Fund's nine portfolios achieved the #1 ranking of all state specific municipal income funds in their respective peer groups tracked by Lipper for the 12 months ended March 31, 1997. Lipper rankings are based on total returns at net asset value, without the imposition of the maximum 4.25% sales charge, which would reduce total return figures.

LIPPER RANKINGS
For the period ended March 31, 1997
                                       SINCE INCEPTION*
PORTFOLIO*          1 YEAR RANKING          RANKING
--------------      --------------      --------------
Arizona             #1 of 32 funds      #2 of 22 funds
Florida             #2 of 78 funds      #8 of 34 funds
Massachusetts       #1 of 51 funds      #1 of 37 funds
Michigan            #1 of 46 funds      #1 of 33 funds
Minnesota           #1 of 44 funds      #8 of 22 funds
New Jersey          #1 of 55 funds      #2 of 26 funds
Ohio                #1 of 52 funds      #7 of 29 funds
Pennsylvania        #1 of 63 funds      #1 of 36 funds
Virginia            #1 of 31 funds      #1 of 26 funds


* PORTFOLIO HIGHLIGHTS ARE LISTED ON PAGE 3, WHILE INVESTMENT RESULTS AND PORTFOLIO INCEPTION DATES CAN BE FOUND ON PAGE 4.


MARKET OVERVIEW
Much like the market trend established in early 1996, the municipal bond market returned inconsistent performance in the first quarter of 1997. After posting strong returns through early February, the bond market became weaker as investors became increasingly comfortable with the economy. Confirming this strong economic growth outlook, in early March, the Federal Reserve Board raised its benchmark Federal funds rate by one quarter of one percent, or 25 basis points, in an effort to contain present and future inflationary pressures. Volatility continued through the remainder of the first quarter. At this writing, it is still widely believed by the investment community that the Federal Reserve will need to increase rates at least one more time in the near future to complete the current round of money supply tightening.

THE MUNICIPAL BOND MARKET
One theme that we have discussed over the last several years has been the importance of various technical factors affecting the relative value of municipal bonds versus taxable bonds. Since late 1995, municipal bonds have been trading at inexpensive prices when compared to their fully taxable counterparts. This was due to the threat of "tax reform" during the last election. However, now that the election and the tax reform debate seem well behind us, we expect that municipal bond prices will improve relative to their taxable counterparts. The volume of new issues of municipal securities accelerated in the first quarter of 1997 for the first time in years. This trend is attributable to an increase in voter authorized state and local government debt and a low interest rate environment. As a result of this influx of new issues, municipal bonds currently offer excellent value relative to other fixed-income investments, especially when compared on a tax-adjusted basis.

Credit ratings of municipal issuers improved as state and local governments benefited from a robust economy which resulted in higher-than-expected tax receipts. Many large states such as California, New York, Massachusetts and Michigan are in their best fiscal condition in years. In most cases, many of these states have built up substantial "rainy day" funds to cushion against future economic downturns. These funds will be critical in maintaining strong fiscal performance, especially if economic growth slows and big budget items such as Medicaid costs begin to rise. For state and local governments, the continuation of tax reduction programs and the likely continuation of anti-tax sentiment, will be constraining factors in maintaining budgetary balances in the


1



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

next couple of years. The recent proposal by the State of New Jersey to close a budget gap by selling a $2.75 billion pension funding bond may be a precursor of future budgetary actions in other states where large tax cuts have severely cut the revenue base. This phenomenon could result in weakening credit quality of issuers who pursue these types of stop-gap measures.

INVESTMENT STRATEGY
The first quarter volatility in the bond market once again provided your portfolio managers with an opportunity to capture higher incremental after-tax yield and to further improve overall call protection in the Fund's portfolios. At Alliance we continue to believe that long-term interest rates will decline modestly over the next several years, and that market weakness provides an opportunity for us to purchase quality securities at advantageous prices. To make room for these attractive new issues, we continue to sell lower-coupon bonds with call protection of less than 10 years. We also continue to sell bonds that have been "pre-refunded" by their issuers and have realized their maximum price appreciation potential relative to other investment opportunities.

The overall theme of our municipal bond portfolio strategy continues to be one of active management in terms of the performance factors we can control (namely the securities owned in your portfolios) without attempting to manage the portfolios for those factors that are out of our control (such as the future direction of interest rates). This strategy is centered on selecting securities with price appreciation potential, either through credit improvements, structural features or technical factors. By continuing to keep a "buy low, sell high" philosophy as part of our strategy, we expect to once again post strong performance relative to our peers in the mutual fund industry.

MARKET OUTLOOK
Barring any unforeseen drama in the global financial markets, we expect 1997 to be a relatively uneventful year for municipal bond investors. Municipal bond prices should continue to trade in a relatively narrow range and yields will most likely peak on or around current levels in the near future. Any increase in short-term rates on the part of the Federal Reserve should be viewed as a positive for long-term fixed income investors because such action will help curb inflationary pressures in the economy. Finally, we believe that the municipal bond market offers excellent value at current prices, especially on a tax-adjusted basis.

We appreciate your investment in Alliance Municipal Income Fund II and look forward to reporting to you again at the end of our fiscal year in September.

Sincerely,

John D. Carifa
Chairman and President

Susan P. Keenan
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



HOW YOUR PORTFOLIO PERFORMED
OVER THE PAST SIX MONTHS                      ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

The Portfolios' Class A shares total returns for the periods ended March 31, 1997 are shown below. We have also shown, for comparison, returns for the overall municipal bond market, represented by the unmanaged state specific Lipper Municipal Debt Funds Average. Current yields and returns for Class B and Class C shares are on the next page.


INVESTMENT RESULTS
_______________________________________________________________________________

MUNICIPAL INCOME FUND II - CLASS A SHARES
Periods Ended March 31, 1997

                                   TOTAL RETURN
                             6 MONTHS      12 MONTHS
                            ----------     ---------
Arizona Portfolio              3.02%          8.39%
Florida Portfolio              2.63%          6.78%
Massachusetts Portfolio        2.69%         10.46%
Michigan Portfolio             2.59%          7.49%
Minnesota Portfolio            2.38%          7.63%
New Jersey Portfolio           2.58%          6.94%
Ohio Portfolio                 3.54%          6.86%
Pennsylvania Portfolio         2.95%          7.46%
Virginia Portfolio             2.74%          7.49%


TOTAL RETURNS ARE BASED ON THE NET ASSET VALUES OF CLASS A SHARES AS OF MARCH 31, 1997.


LIPPER MUNICIPAL DEBT FUNDS AVERAGE
                             6 MONTHS      12 MONTHS
                            ----------     ---------
Arizona                        2.03%          5.28%
Florida                        1.73%          4.75%
Massachusetts                  1.95%          5.12%
Michigan                       1.81%          4.79%
Minnesota                      1.80%          4.77%
New Jersey                     1.91%          4.79%
Ohio                           1.93%          5.05%
Pennsylvania                   1.96%          4.95%
Virginia                       1.79%          4.92%


INVESTMENT OBJECTIVE AND POLICIES
_______________________________________________________________________________

The nine Portfolios of Alliance Municipal Income Fund II, by investing principally in high-yielding, predominantly medium quality municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state tax that is available without assuming undue risk. These securities generally offer current yield above those of higher quality municipal obligations.


3



INVESTMENT RESULTS
AS OF MARCH 31, 1997                          ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                   AVERAGE ANNUAL TOTAL RETURNS
                           --------------------------------------------                 TAXABLE
                            WITHOUT SALES CHARGE     WITH SALES CHARGE                 EQUIVALENT
                           ----------------------  --------------------      30 DAY   YIELD IN 36%
                                1         SINCE         1        SINCE         SEC    TAX BRACKET#
                              YEAR     INCEPTION*     YEAR     INCEPTION*     YIELD#    (AT NAV)
                           ----------  ----------  ----------  ----------  ----------  ----------
ARIZONA PORTFOLIO
Class A Shares               +8.39%      +7.39%      +3.76%      +5.77%       5.31%       9.22%
Class B Shares               +7.65%      +6.65%      +4.65%      +6.33%       4.85%       8.08%
Class C Shares               +7.65%      +6.65%      +6.65%      +6.65%       4.83%       8.08%

FLORIDA PORTFOLIO
Class A Shares               +6.78%      +5.14%      +2.22%      +3.95%       5.41%       8.81%
Class B Shares               +5.90%      +4.37%      +2.90%      +4.37%       4.94%       7.67%
Class C Shares               +5.89%      +4.36%      +4.89%      +4.36%       4.94%       7.67%

MASSACHUSETTS PORTFOLIO
Class A Shares              +10.46%      +9.08%      +5.77%      +7.53%       5.48%      10.23%
Class B Shares               +9.84%      +8.34%      +6.84%      +8.34%       5.02%       9.04%
Class C Shares               +9.84%      +8.35%      +8.84%      +8.35%       5.01%       9.04%

MICHIGAN PORTFOLIO
Class A Shares               +7.49%      +6.66%      +2.93%      +5.19%       5.20%       9.04%
Class B Shares               +6.75%      +5.91%      +3.75%      +5.91%       4.72%       7.89%
Class C Shares               +6.75%      +5.91%      +5.75%      +5.91%       4.72%       7.89%

MINNESOTA PORTFOLIO
Class A Shares               +7.63%      +4.62%      +3.02%      +3.43%       5.40%       9.58%
Class B Shares               +6.83%      +3.84%      +3.83%      +3.84%       4.92%       8.28%
Class C Shares               +6.83%      +3.84%      +5.83%      +3.84%       4.93%       8.28%

NEW JERSEY PORTFOLIO
Class A Shares               +6.94%      +5.02%      +2.35%      +3.83%       5.05%       8.93%
Class B Shares               +6.14%      +4.24%      +3.14%      +4.24%       4.55%       7.68%
Class C Shares               +6.14%      +4.24%      +5.14%      +4.24%       4.56%       7.68%

OHIO PORTFOLIO
Class A Shares               +6.86%      +5.00%      +2.27%      +3.81%       5.20%       9.34%
Class B Shares               +6.18%      +4.25%      +3.18%      +4.25%       4.70%       8.07%
Class C Shares               +6.18%      +4.25%      +5.18%      +4.25%       4.72%       8.07%

PENNSYLVANIA PORTFOLIO
Class A Shares               +7.46%      +5.60%      +2.90%      +4.40%       5.31%       9.11%
Class B Shares               +6.57%      +4.83%      +3.57%      +4.83%       4.83%       7.94%
Class C Shares               +6.57%      +4.82%      +5.57%      +4.82%       4.84%       7.94%

VIRGINIA PORTFOLIO
Class A Shares               +7.49%      +8.08%      +2.93%      +6.50%       5.30%       9.13%
Class B Shares               +6.78%      +7.35%      +3.80%      +7.05%       4.82%       8.01%
Class C Shares               +6.78%      +7.35%      +5.78%      +7.35%       4.80%       8.01%


The average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*  Inception: AZ, 6/1/94; MI, 2/25/94; FL, MN, NJ, OH, PA, 6/25/93; MA,
3/29/94; VA, 4/29/94.

#  Yields are for the 30 days ended March 31, 1997.


4



ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD                                            PRINCIPAL
& POOR'S                                              AMOUNT
RATINGS#                                               (000)          VALUE
-----------------------------------------------------------------------------
          MUNICIPAL BONDS-82.5%
          ARIZONA-65.0%
AAA       Glendale - IDA (Midwestern Univ)
          Connie Lee Ser 96A
          6.00%, 5/15/26                              $  660      $   662,600
NR        Goodyear Assessment
          District Dist No. 1 Ser 96C
          7.25%, 7/01/16                                 325          328,679
NR        Hassayampa Cmnty Fac
          Dist Spec Assessment Lien
          7.75%, 7/01/21                               2,730        2,729,482
AAA       Maricopa Cnty IDA Hlth Fac Rev
          (Catholic Healthcare West) MBIA Ser 93
          7.452%, 7/01/13 (a)                            645          628,527
AAA       Maricopa Cnty MFHR (Tempe Grove Apts Proj)
          Ser 96A GNMA Coll Ser A AMT
          6.20%, 1/20/39                                 680          682,176
AA+       Maricopa Cnty IDR (Citizens Utilities)
          Ser 95 AMT
          6.20%, 5/01/30                                 620          636,542
AA-       Mohave Cnty IDR
          (Cargill/North Star Steel Proj)
          Ser 95A AMT
          6.70%, 3/01/20                                 610          651,565
AAA       Phoenix Arpt Rev
          (Sky Harbor/Goodyear/Deer Valley)
          MBIA Ser 94D AMT
          6.30%, 7/01/10                                $615         $645,670
AA        Phoenix IDA MFHR
          (Woodstone & Silver Springs) Asset Gty
          Ser 93
          6.25%, 4/01/23                                 640          648,819
AAA       Tempe IDA MFHR (Quadrangles) FHA Ser 93
          6.25%, 6/01/26                                 640          648,902
AAA       Yuma IDA (Alexandrite Sands Apt)
          MFHR FHA Ser 90 AMT
          7.70%, 12/01/29                                605          633,332
                                                                  -----------
                                                                    8,896,294

          PUERTO RICO-17.5%
BB+       Puerto Rico Port Auth Rev
          Spec Fac (American Airlines)
          Ser 96A AMT
          6.25%, 6/01/26                               2,410        2,425,135

          TOTAL INVESTMENTS-82.5%
            (cost $11,288,814)                                     11,321,429
          Other assets less liabilities-17.5%                       2,397,255

          NET ASSETS-100%                                         $13,718,684


#    Unaudited

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

     See Glossary of Terms on page 15.
     See notes to financial statements.


5



FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD                                            PRINCIPAL
& POOR'S                                              AMOUNT
RATINGS#                                               (000)          VALUE
-----------------------------------------------------------------------------
          MUNICIPAL BONDS-99.2%
          FLORIDA LONG TERM MUNICIPAL BONDS-88.1%
BBB+      Collier Cnty Hlth Fac
          (The Moorings Proj) Ser 94
          7.00%, 12/01/19                             $2,000      $ 2,102,880
AAA       Dade Cnty Arpt Rev (Miami Int'l Arpt)
          MBIA Ser 95B AMT
          6.00%, 10/01/24                              3,220        3,222,447
A*        Dade Cnty Spec Obl
          (Courthouse Ctr Proj) Ser 95
          6.10%, 4/01/20                               1,800        1,824,156
AAA       Escambia Cnty Hsg Fin Auth
          SFMR FNMA/GNMA Coll Ser 96B AMT
          6.25%, 4/01/28                               3,245        3,266,514
Baa1*     Escambia Cnty PCR
          (Champion Int'l Corp Proj) Ser 96 AMT
          6.40%, 9/01/30                               5,000        4,985,900
NR        Fiddlers Creek Cmnty Dev
          Dist Spec Assessment Rev
          7.50%, 5/01/18                              11,600       11,574,596
AAA       Florida Hsg Fin Agy
          (Brittany of Rosemont) MHFR AMBAC AMT
          6.25%, 7/01/35                               1,350        1,358,222
AAA       Florida Hsg Fin Agy (Landings Boot Ranch)
          AMBAC Ser 95K AMT
          6.10%, 11/01/35                              2,050        2,028,844
AAA       Florida Hsg Fin Agy
          (Turtle Creek Apts Proj)
          AMBAC Ser 96C AMT
          6.20%, 5/01/36                               3,245        3,252,528
AAA       Florida Hsg Fin Agy Home
          Mtg SFMR Ser 95A AMT
          6.65%, 1/01/24                               4,300        4,452,091
AAA       Florida Hsg Fin Agy SFMR
          GNMA/FNMA Coll Ser 94B AMT
          6.65%, 7/01/26                                 710          736,178
NR        Heritage Greens Cmnty Dev
          Dist Spec Assessment
          8.25%, 5/01/18                              $2,000       $1,995,800
Aa3*      North Miami Hlth Fac Auth Rev
          (Catholic Hlth Svcs Oblig Grp) Ser 96
          6.00%, 8/15/24                               1,200        1,184,016
NR        Northern Palm Beach Cnty Wtr Ctl &
          Imp Dist-Unit Dev 9A-Abacoa
          Ser 96A
          7.20%, 8/01/16                               2,100        2,156,973
AA-        Orlando Util Cmnty Wtr & Elec Rev
BB-        Ser 93B
          7.271%, 10/06/17 (a)                         4,550        4,281,960
Aaa*      Pinellas Cnty Hsg Fin Auth
          SFMR GNMA/FNMA Coll
          Ser 94A AMT
          6.55%, 8/01/27                               3,145        3,228,437
Baa2*     Volusia Cnty Ed Fac Auth Rev
          (Embry-Riddle Aero Univ)
          6.125%, 10/15/26                             3,045        3,022,284
AA        Volusia Cnty Hlth Fac Auth Rev
          Asset Gty (John Knox Village)
          6.00%, 6/01/17                               3,000        3,023,970

          TOTAL FLORIDA LONG TERM MUNICIPAL BONDS
            (cost $57,645,515)                                     57,697,796

          SHORT TERM MUNICIPAL NOTES-11.1%
          HAWAII-1.2%
VMIG1*    Hawaii Hsg Fin & Dev Corp
          (Affordable Rental Hsg Prog)
          Ser A VRDN (b)
          3.70%, 7/01/27                                 800          800,000

          ILLINOIS-3.3%
Aa2*      Illinois Dev Fin Auth IDR
          (Bridgestone Tire Co) VRDN (b)
          3.50%, 7/01/00                               2,175        2,175,000


6



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD                                            PRINCIPAL
& POOR'S                                              AMOUNT
RATINGS#                                               (000)          VALUE
-----------------------------------------------------------------------------
          NORTH CAROLINA-2.0%
AAA       North Carolina Med Care Comnty Hosp Rev
          (Pooled Equip Fin Proj) MBIA VRDN (b)
          3.50%, 12/01/25                             $1,300      $ 1,300,000
          WASHINGTON-4.6%
A1        Yakima Cnty Pub Corp
          (Macro Plastics Inc Proj) VRDN (b)
          3.70%, 12/01/26                              3,000        3,000,000

          TOTAL SHORT TERM MUNICIPAL NOTES
            (cost $7,275,000)                                     $ 7,275,000

          TOTAL INVESTMENTS-99.2%
            (cost $64,920,515)                                     64,972,796
          Other assets less liabilities-0.8%                          516,627

          NET ASSETS-100%                                         $65,489,423


#    Unaudited
*    Moody's Rating

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

     See Glossary of Terms on page 15.
     See notes to financial statements.


7



MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD                                            PRINCIPAL
& POOR'S                                              AMOUNT
RATINGS#                                               (000)          VALUE
------------------------------------------------------------------------------
          MUNICIPAL BONDS-97.7%
          MASSACHUSETTS-94.5%
AAA       Holyoke GO FSA Ser 93B
          6.125%, 8/01/13                             $  670      $   695,802
AAA       Massachusetts Bay
          Transportation Auth MBIA Ser 92C
          6.10%, 3/01/23                                 670          690,871
AAA       Massachusetts Ed Fin Auth
          Educational Loan Rev
          AMBAC Ser 94E AMT
          6.00%, 1/01/12                                 725          722,810
AAA       Massachusetts Hlth & Ed
          Fac Auth Hosp Rev
          (Beth Israel Hosp) AMBAC Ser G-4
          8.294%, 7/01/25 (a)                          2,000        1,994,660
AAA       Massachusetts Hsg Fin Agy MFHR
          (Harbor Pt Development) AMBAC
          Ser 96A AMT
          6.40%, 12/01/15                              1,610        1,649,815
A+        Massachusetts Hsg Fin Auth
          SFMR Ser 40 AMT
          6.65%, 12/01/27                              3,455        3,573,161
A3*       Massachusetts Ind Fin Agy
          Rev (Brooks School)
          5.95%, 7/01/23                                 720          708,646
AAA       Massachusetts Ind Fin Auth
          Rev (Heights Crossing Ltd)
          FHA Ser 95 AMT
          6.15%, 2/01/35                                 715          705,619
AAA       Massachusetts Muni Wholesale Elec Pwr
          Supply Sys MBIA Ser 92A
          6.00%, 7/01/18                                $720         $723,449
AAA       Massachusetts Port Auth Rev Spec Fac
          (US Air Proj) MBIA Ser 96A AMT
          5.875%, 9/01/23                                730          705,749
AA+       Massachusetts Wtr Pollution
          Abatement (So Essex Prog) GO Ser 94A
          6.375%, 2/01/15                                685          714,243
A1*       New England Ed Loan Mktg
          (Student Loan Rev) Ser 93H AMT
          6.90%, 11/01/09                                650          695,754
                                                                  -----------
                                                                   13,580,579

          PUERTO RICO-3.2%
BB+       Puerto Rico Port Auth Rev Spec Fac
          (American Airlines) Ser 96A AMT
          6.25%, 6/01/26                                 455          457,857

          TOTAL INVESTMENTS-97.7%
            (cost $13,969,029)                                     14,038,436
          Other assets less liabilities-2.3%                          332,059

          NET ASSETS-100%                                         $14,370,495


#    Unaudited
*    Moody's Rating.

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

     See Glossary of Terms on page 15.
     See notes to financial statements.


8



MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD                                             PRINCIPAL
& POOR'S                                              AMOUNT
RATINGS#                                               (000)          VALUE
------------------------------------------------------------------------------
          MUNICIPAL BONDS-98.5%
          MICHIGAN-89.1%
AAA       Detroit GO FGIC Ser 93
          6.35%, 4/01/14                              $  655      $   681,174
AAA       Grand Rapids Swr Sys Rev MBIA Ser 92
          6.00%, 1/01/22                                 705          712,698
AAA       Kalamazoo Hosp Fin Auth
          (Borgess Med Ctr) FGIC Ser 94A
          6.758%, 6/01/11 (a)                            760          689,396
AAA       Kent Cnty Arpt Fac Rev
          (Kent Cnty Int'l Arpt) Ser 95 AMT
          6.10%, 1/01/25                                 710          719,805
AAA       Michigan Hosp Fin Auth Hosp Rev
          (St Johns Hosp) AMBAC Ser 92A
          6.00%, 5/15/13                                 705          719,911
AA+       Michigan Hsg Dev Auth
          SFMR Mortgage Rev Ser 95B AMT
          7.05%, 6/01/26                               3,245        3,383,172
AAA       Michigan Strategic Fund PCR
          (Detroit Edison) MBIA Ser 95AA
          6.40%, 9/01/25                                 685          714,017
A-        Michigan Strategic Fund PCR
          (General Motors) Ser 95
          6.20%, 9/01/20                                $705         $719,030
NR        Romulus Tax Increment
          Finance Auth Ser 94
          6.75%, 11/01/19                              1,585        1,643,661
AAA       Three Rivers Cmnty Schl Dist
          GO MBIA Ser 96
          6.00%, 5/01/23                                 700          720,510
AA        Troy MI Downtown Dev
          Auth Asset Gty Ser 95A
          6.375%, 11/01/18                             2,250        2,324,115
                                                                  -----------
                                                                   13,027,489

          FLORIDA-4.8%
NR        Heritage Greens Cmnty Dev
          Dist Spec Assessment
          8.25%, 5/01/18                                 700          698,530

          PUERTO RICO-4.6%
BB+       Puerto Rico Port Auth Rev Spec Fac
          (American Airlines) Ser 96A AMT
          6.25%, 6/01/26                                 665          669,176

          TOTAL INVESTMENTS-98.5%
            (cost $14,266,282)                                     14,395,195
          Other assets less liabilities-1.5%                          225,608

          NET ASSETS-100%                                         $14,620,803


#    Unaudited

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

     See Glossary of Terms on page 15.
     See notes to financial statements.


9



MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD                                            PRINCIPAL
& POOR'S                                              AMOUNT
RATINGS#                                               (000)          VALUE
------------------------------------------------------------------------------
          MUNICIPAL BONDS-98.7%
          MINNESOTA LONG TERM MUNICIPAL BONDS-93.8%
BBB+      Bass Brook PCR
          (Minn Power & Light) Ser 92
          6.00%, 7/01/22                              $  935      $   921,742
AA+       Duluth Arpt Lease Rev St
          Secured GO Ser 95C AMT
          6.25%, 8/01/14                                 900          925,164
Aaa*      Eagan MFHR (Woodridge Apts) GNMA
          Coll Ser 97A
          5.95%, 2/01/32                                 935          925,276
Aaa*      Little Canada MFHR
          (Cedars Lakeside Apts)
          GNMA Coll Ser 97A
          5.95%, 2/01/32                                 935          925,276
A-        Minneapolis Common Bond
          Fund Community Dev Agy Ser 95-2 AMT
          6.625%, 12/01/15                               890          921,097
AAA       Minneapolis COP Special
          School Dist #1 MBIA Ser 96A
          5.90%, 2/01/17                                 920          925,566
AA+       Minnesota Hsg Fin Agy
          SFMR Ser 96F AMT
          6.30%, 1/01/28                               1,135        1,143,660
NR        Minnesota Agric & Econ Dev Brd IDR
          (Small Business Loan Prog) Ser 96A AMT
          6.75%, 8/01/16                               1,450        1,470,445
NR        Minnesota Agric & Econ Dev IDR
          (Small Business Loan Prog) Ser 96B AMT
          7.00%, 8/01/16                                 750          768,712
Baa1*     Minnesota Higher Ed Fac Auth
          (Hamline Univ) Ser 4-I
          6.00%, 10/01/16                               $790         $781,057
AA+       Minnesota Hsg Fin Agy SFMR Ser 89A AMT
          7.90%, 7/01/19                               2,710        2,818,752
AA+       Rochester Hlth Care Fac Hosp Rev
          (Mayo Med Ctr) Ser 92H
          8.249%, 11/15/15 (a)                         3,000        3,055,710
BBB       South St. Paul Hosp Rev
          (Health East Proj) Ser 94
          6.75%, 11/01/09                                870          899,667
AAA       St Francis GO Ind Sch Dist # 15
          CGIC Ser 95A
          6.375%, 2/01/16                                865          922,263

          TOTAL MINNESOTA LONG TERM MUNICIPAL BONDS
            (cost $17,099,511)                                     17,404,387

          SHORT TERMMUNICIPAL NOTE-4.9%
VMIG1*    Minneapolis Hsg Dev Rev MFHR
          (One Ten Grant Proj) Ser 89 VRDN (b)
          3.35%, 9/01/08
            cost ($900,000)                              900          900,000

          TOTAL INVESTMENTS-98.7%
            (cost $17,999,511)                                     18,304,387
          Other assets less liabilities-1.3%                          241,599

          NET ASSETS-100%                                         $18,545,986


#    Unaudited
*    Moody's Rating.

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

     See Glossary of Terms on page 15.
     See notes to financial statements.


10



NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD                                            PRINCIPAL
& POOR'S                                              AMOUNT
RATINGS#                                               (000)          VALUE
-----------------------------------------------------------------------------
          NEW JERSEY MUNICIPAL BONDS-98.1%
AAA       Essex Cnty Imp Auth Util
          Rev (Orange Twp) MBIA Ser 93
          6.00%, 12/01/17                             $2,510      $ 2,541,852
AA        Gloucester Cnty PCR
          (Mobil Oil Refining) Ser 93
          5.625%, 12/01/28                             3,000        2,928,270
AAA       Landis Swr Rev FGIC Ser 93C
          7.42%, 9/19/19(a)                            3,250        3,169,302
AA-       New Jersey Eco Dev Auth
          (Anheuser-Busch Proj)
          Ser 95 AMT
          5.85%, 12/01/30                              2,075        2,065,725
AAA       New Jersey Eco Dev Auth
          (Elizabethtown Wtr Co) MBIA Ser 95 AMT
          5.60%, 12/01/25                              3,500        3,318,350
AAA       New Jersey Eco Dev Auth
          (Hackensack Wtr Co) MBIA Ser 94B AMT
          5.90%, 3/01/24                               3,390        3,376,169
AAA       New Jersey Eco Dev Auth
          (Pub Ser Elec & Gas) MBIA Ser 94A AMT
          6.40%, 5/01/32                               4,245        4,371,204
BB+       New Jersey Eco Dev Auth
          Spec Fac (American Airlines) AMT
          7.10%, 11/01/31                              4,500        4,762,080
AAA       New Jersey Eco Dev Auth Wtr Fac
          (NJ American Wtr Co) FGIC AMT
          6.875%, 11/01/34                             5,000        5,425,650
BBB       New Jersey Hlth Care Fac
          (Franciscan Sisters, St. Mary's Hosp)
          Ser 93
          5.875%, 7/01/12                              2,755        2,688,384
AAA       New Jersey Hlth Care Fac Fin Hlth Fac
          (Monmouth Med Ctr) CGIC Ser C
          6.25%, 7/01/24                              $2,750        2,825,405
BBB       New Jersey Hlth Care Fac
          (Englewood Hosp) Ser 94
          6.75%, 7/01/24                               4,230        4,385,283
AAA       New Jersey Hsg & Mtg Fin
          Agy MBIA Ser 95O AMT
          6.35%, 10/01/27                              5,000        5,084,150
AAA       New Jersey Hsg & Mtg Fin
          Agy MFHR AMBAC Ser 96A AMT
          6.25%, 5/01/28                               3,085        3,099,469
A+        New Jersey Hsg & Mtg Fin
          Agy MFHR (Sect 8) Ser 1
          6.70%, 11/01/28                              8,500        8,901,710
AA-       New Jersey Hwy Auth
          Garden State Parkway
          6.25%, 1/01/14                               1,250        1,307,112
AAA       Passaic Valley Sewer Comm
          AMBAC Ser 92D
          5.75%, 12/01/15                              3,400        3,399,694
AA-       Port Auth of NY & NJ Cons
          Rev 95th Ser AMT
          6.125%, 7/15/29                              3,450        3,470,217
AA-       Salem Cnty NJ Waste Disposal Auth
          (E.I. Dupont) Ser 92A AMT
          6.125%, 7/15/22                              3,500        3,547,740
BBB       South Jersey Transportation Auth
          NJ Lease Rev
          (Raytheon Aircraft Service)
          Ser 97A AMT
          6.15%, 1/01/22                                 500          491,830

          TOTAL INVESTMENTS-98.1%
            (cost $69,464,954)                                     71,159,596
          Other assets less liabilities-1.9%                        1,345,364

          NET ASSETS-100%                                         $72,504,960


#    Unaudited

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

     See Glossary of Terms on page 15.
     See notes to financial statements.


11



OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD                                            PRINCIPAL
& POOR'S                                              AMOUNT
RATINGS#                                               (000)          VALUE
------------------------------------------------------------------------------
          MUNICIPAL BONDS-99.1%
          OHIO-86.7%
BBB       Akron Ctfs Partn
          (Akron Municipal Baseball Stad Proj)
          Ser 96
          Zero Coupon, 12/01/16                       $5,000      $ 3,707,000
BBB-      Butler Cnty Hosp Rev
          (Fort Hamilton Hughes)
          7.50%, 1/01/10                               1,400        1,477,420
AAA       Columbus Municipal Arpt
          Rev (Columbus Int'l Arpt)
          MBIA Ser 94A AMT
          6.25%, 1/01/24                               1,800        1,851,012
A         Cuyahoga Cnty Hosp Rev
          (Meridia Health Sys) Ser 95
          6.25%, 8/15/24                               2,135        2,172,256
AAA       Cuyahoga Cnty MFHR
          (Nat'l Terminal Apts Proj)
          FNMA Coll Ser 96 AMT
          6.40%, 7/01/16                               4,580        4,697,569
BBB-      Dayton Spec Fac Rev
          (Emery Air Freight) Ser 96D AMT
          6.20%, 10/01/09                              2,225        2,253,947
BBB       Hamilton Cnty Hlth Sys
          (Hlth Fac & Franciscan Sisters
          Providence Hosp) Ser 92
          6.875%, 7/01/15                              2,000        2,090,600
Aaa*      Kent Ohio MFHR (Silver Meadows Apt Proj)
          GNMA Coll Ser 95 AMT
          7.15%, 12/20/26                              2,000        2,113,420
NR        Mahoning Valley Sanitary Dist Oblig
          Ser 94
          7.75%, 5/15/14                               2,500        2,605,700
Baa2*     Ohio Air Quality Dev Auth
          (Columbus Southern Pwr) Ser 85B
          6.25%, 12/01/20                              2,205        2,210,601
AAA       Ohio Air Quality Dev Auth
          (JMG Funding/Ohio Pwr) AMBAC
          Ser 94B AMT
          6.375%, 4/01/29                              2,150        2,229,743
AAA       Ohio Capital Corp Sec 8 Assist
          MBIA FHA Ser 95E
          6.35%, 1/01/22                               1,965        1,992,235
Aa*       Ohio Hsg Fin Agy Mtg FHA
          (Insured Bridgeview Villa II) MFHR AMT
          6.45%, 12/01/33                              1,965        1,994,612
AAA       Ohio Hsg Fin Agy Residential Mtg SFMR
          GNMA Coll Ser 94 B2 AMT
          6.70%, 3/01/25                               5,710        5,865,769
A         Ohio St Wtr Dev Auth Solid Waste Disposal
          (North Star BHP-Broken Hill) AMT
          6.45%, 9/01/20                               1,760        1,802,750
                                                                  -----------
                                                                   39,064,634

          FLORIDA-12.4%
NR        Fiddlers Creek Cmnty Dev
          Dist Spec Assessment Rev Ser 96
          7.50%, 5/01/18                               2,300        2,294,963
NR        Heritage Greens Cmnty Dev
          Dist Spec Assessment Ser 96
          8.25%, 5/01/18                               3,300        3,293,070
                                                                  -----------
                                                                    5,588,033

          TOTAL INVESTMENTS-99.1%
            (cost $43,657,217)                                     44,652,667
          Other assets less liabilities-0.9%                          399,079

          NET ASSETS-100%                                         $45,051,746


#    Unaudited
*    Moody's Rating.

     See Glossary of Terms on page 15.
     See notes to financial statements.


12



PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD                                            PRINCIPAL
& POOR'S                                              AMOUNT
RATINGS#                                               (000)          VALUE
------------------------------------------------------------------------------
          MUNICIPAL BONDS-96.7%
          PENNSYLVANIA-93.8%
AAA       Allegheny Cnty Arpt Rev
          (Pittsburgh Int'l) FSA Ser 92B AMT
          6.625%,1/01/22                              $2,740      $ 2,887,796
BBB-      Allegheny Cnty IDA
          (Environmental Impt-USX Proj) Ser 96
          6.10%, 1/15/18                               2,000        1,969,680
A-        Bradford Cnty IDA Solid Waste Disposal
          (Int'l Paper) Ser 95A AMT
          6.60%, 3/01/19                               2,500        2,599,300
A-        Bradford Cnty IDA Solid Waste Disposal
          (Int'l Paper) Ser 95B AMT
           5.90%, 12/01/19                               715          693,228
A-        Cambria Twnship Ind Wtr
          Auth Rev Ser 93A AMT
          6.00%, 12/01/12                              3,100        3,184,568
BBB+      Cumberland Cnty Municipal Auth Rev
          (Presbyterian Homes Inc Proj)
          6.00%, 12/01/26                              7,300        7,102,243
A         New Morgan IDA Solid Waste Disp Rev
          (New Morgan Landfill Co Inc Proj)
          Ser 94 AMT
          6.50%, 4/01/19                               3,000        3,082,110
BBB-      Pennsylvania Econ Dev Fin Auth
          (Macmillan Bloedel Clarion Proj)
          Ser 95 AMT
          7.60%, 12/01/20                              5,000        5,532,650
BBB       Pennsylvania Econ Dev
          Fin Auth Wastewater Rev
          (Sun Company) Ser 94A AMT
          7.60%, 12/01/24                              2,900        3,203,079
AA+       Pennsylvania Hsg Fin Agy
          SFMR Ser 92 35D AMT
          8.415%, 4/01/25 (a)                          9,500        9,303,065
AA+       Pennsylvania Hsg Fin Agy
          SFMR Ser 94 41B AMT
          6.65%, 4/01/25                               5,000        5,160,250
AAA       Pennsylvania Higher Ed
          Student Loan AMBAC Ser 88D AMT
          6.05%, 1/01/19                               3,225        3,230,837
AAA       Pennsylvania Turnpike
          Commission Oil Franchise
          Tax Rev AMBAC Ser 94A
          6.00%, 12/01/19                              3,000        3,032,550
AAA       Philadelphia Airport
          System Rev Ser 95A AMBAC AMT
          6.10%, 6/15/25                               3,245        3,274,043
A-        Philadelphia Hosp Rev
          (Temple Univ) Ser 93A
          6.625%, 11/15/23                             3,250        3,321,272
AA        Potter Cnty Hosp Auth Rev
          (Charles Cole Memorial Hosp)
          Asset Gty Ser 96
          6.05%, 8/01/24                               2,860        2,840,781
BBB+      Warren Cnty Hosp Rev
          (Warren Gen Hosp Proj) Ser 94B
          7.00%, 4/01/19                               2,200        2,275,526
                                                                  -----------
                                                                   62,692,978

          PUERTO RICO-2.9%
BB+       Puerto Rico Port Auth Rev Spec Fac
          (American Airlines) Ser 96A AMT
          6.25%, 6/01/26                               1,945        1,957,215

          TOTAL INVESTMENTS-96.7%
            (cost $63,482,105)                                     64,650,193
          Other assets less liabilities-3.3%                        2,192,333

          NET ASSETS-100%                                         $66,842,526


#    Unaudited

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

     See Glossary of Terms on page 15.
     See notes to financial statements.


13



VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD                                            PRINCIPAL
& POOR'S                                              AMOUNT
RATINGS#                                               (000)          VALUE
------------------------------------------------------------------------------
          VIRGINIA MUNICIPAL BONDS-98.4%
A         Alexandria Redev & Hsg Auth MFHR
          (Buckingham Village Apts) Ser 96A AMT
          6.15%, 1/01/29                              $  375      $   373,916
A+        Gile Cnty IDR (Hoeschst Celanese Corp)
          Ser 96 AMT
          6.45%, 5/01/26                                 355          366,900
AAA       Harrisonburg Redev & Hsg Auth MFHR
          (Battery Heights) Ser 96A GNMA
          6.25%, 4/20/36                                 375          380,662
A         Henrico Cnty swr (Browning-Ferris)
          Ser 97A AMT
          5.875%, 3/01/17                                380          371,477
AA        Henrico Cnty IDR
          (Henrico Cnty Reg Jail) Ser 94
          7.125%, 8/01/21                              1,650        1,852,769
A-        Isle of Wight Cnty IDA
          Solid Waste (Union Camp Corp) Ser 94 AMT
          6.55%, 4/01/24                                 375          389,171
AAA       Newport News IDA (Mennowood Cmntys)
          MFHR Ser 96A GNMA
          6.25%, 8/01/36                                 385          391,245
A*        Prince William Cnty IDA Hosp Rev
          (Potomac Hosp Group) Ser 95
          6.75%, 10/01/15                                345          363,558
NR        Staunton IDA Ed Fac
          (Mary Baldwin College) Ser 96
          6.75%, 11/01/21                              1,570        1,584,946
AAA       Suffolk Redev & Hsg Auth MFHR
          (Prince William Commons) FNMA Ser 95A AMT
          6.50%, 6/01/29                                 380          385,852
AA        Virginia Beach Hlth Care
          Hosp Rev (Sentara Bayside)
          6.30%, 11/01/21                                365          374,439
AA+       Virginia Hsg Dev Auth
          (Commonwealth Mtg) SFMR Ser 94G AMT
          7.125%, 7/01/22                                375          387,570
AA        Virginia Resources Auth Swr Rev
          (Hopewell Regl Waste Wtr) Ser 95A AMT
          6.00%, 10/01/25                                355          354,034

          TOTAL INVESTMENTS-98.4%
            (cost $7,574,216)                                       7,576,539
          Other assets less liabilities-1.6%                          123,468

          NET ASSETS-100%                                          $7,700,007


#  Unaudited
*  Moody's Rating.

   See Glossary of Terms on page 15.
   See notes to financial statements.


14



GLOSSARY OF TERMS                             ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

AMBAC   American Municipal Bond Assurance Corporation
AMT     Alternative Minimum Tax--Subject to
CGIC    Capital Guaranty Insurance Company
COP     Certificate of Participation
FGIC    Financial Guaranty Insurance Company
FHA     Federal Housing Administration
FNMA    Federal National Mortgage Association
FSA     Financial Security Assurance, Inc.
GNMA    Government National Mortgage Association
GO      General Obligation
IDA     Industrial Development Authority
IDR     Industrial Development Revenue
MBIA    Municipal Bond Investors Assurance
MFHR    Multi-Family Housing Revenue
NR      Rating not applied for
PCR     Pollution Control Revenue
SFMR    Single Family Mortgage Revenue
VRDN    Variable Rate Demand Note


15



STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 1997 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                                           ARIZONA        FLORIDA     MASSACHUSETTS
                                                        -------------  -------------  -------------
ASSETS
  Investments in securities, at value (cost:
  $11,288,814, $64,920,515, $13,969,029, $14,266,282,
  $17,999,511, $69,464,954, $43,657,217, $63,482,105,
  $7,574,216, respectively)                              $11,321,429    $64,972,796    $14,038,436
  Cash                                                            -0-            -0-            -0-
  Receivable for investment securities sold                2,184,476      1,804,876         51,692
  Interest receivable                                        219,585      1,143,416        241,952
  Receivable for shares of beneficial interest sold           76,406         78,265        266,764
  Receivable due from Adviser                                 73,590             -0-        61,321
  Other assets                                                19,321         18,031         14,199
  Total assets                                            13,894,807     68,017,384     14,674,364

LIABILITIES
  Due to custodian                                            17,605         44,400         32,099
  Payable for shares of beneficial interest redeemed          60,000        177,380         14,455
  Dividends payable                                           21,041         98,164         22,247
  Distribution fee payable                                     7,672         47,461          9,077
  Payable for investment securities purchased                     -0-     2,109,600        174,490
  Advisory fee payable                                            -0-         6,090             -0-
  Accrued expenses and other liabilities                      69,805         44,866         51,501
  Total liabilities                                          176,123      2,527,961        303,869

NET ASSETS                                               $13,718,684    $65,489,423    $14,370,495

COMPOSITION OF NET ASSETS
  Shares of beneficial interest, at par                  $    13,297    $    67,416    $    13,523
  Additional paid-in capital                              13,512,642     70,918,155     14,204,068
  Distributions in excess of net investment income           (15,831)       (76,479)       (23,715)
  Accumulated net realized gain (loss) on investments        175,961     (5,471,950)       107,212
  Net unrealized appreciation of investments                  32,615         52,281         69,407
                                                         $13,718,684    $65,489,423    $14,370,495

  CLASS A SHARES
  Net assets                                             $ 6,583,020    $14,386,776    $ 4,926,835
  Shares of beneficial interest outstanding                  637,993      1,481,163        463,592

  CLASS B SHARES
  Net assets                                             $ 5,731,890    $21,850,799    $ 4,369,826
  Shares of beneficial interest outstanding                  555,610      2,249,194        411,186

  CLASS C SHARES
  Net assets                                             $ 1,403,774    $29,251,848    $ 5,073,834
  Shares of beneficial interest outstanding                  136,078      3,011,198        477,520

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share              $10.32         $ 9.71         $10.63
  Sales charge--4.25% of public offering price                   .46            .43            .47
  Maximum offering price                                      $10.78         $10.14         $11.10

  CLASS B SHARES
  Net asset value and offering price per share                $10.32         $ 9.71         $10.63

  CLASS C SHARES
  Net asset value and offering price per share                $10.32         $ 9.71         $10.63


See notes to financial statements.


16



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

      MICHIGAN      MINNESOTA      NEW JERSEY        OHIO      PENNSYLVANIA      VIRGINIA
   -------------  -------------  -------------  -------------  -------------  -------------




    $14,395,195    $18,304,387    $71,159,596    $44,652,667    $64,650,193    $ 7,576,539
             -0-            -0-            -0-            -0-        16,185             -0-
             -0-        19,734             -0-            -0-            -0-            -0-
        296,505        262,039      1,438,378        725,098      1,547,199        171,849
          9,669         23,002        312,410         80,775      1,073,786         72,000
         41,914         44,737             -0-         3,583             -0-        67,133
         10,821         17,002         17,002         17,780         23,083         12,313
     14,754,104     18,670,901     72,927,386     45,479,903     67,310,446      7,899,834


         50,939         11,076         18,315        151,022             -0-        73,854
            100         29,834        171,245        122,410        255,430         67,611
         22,018         27,366        101,133         65,211        101,041         11,519
          8,850         13,755         53,931         34,738         43,154          4,880
             -0-            -0-            -0-            -0-            -0-            -0-
             -0-            -0-        14,736             -0-        18,169             -0-
         51,394         42,884         63,066         54,776         50,126         41,963
        133,301        124,915        422,426        428,157        467,920        199,827

    $14,620,803    $18,545,986    $72,504,960    $45,051,746    $66,842,526    $ 7,700,007


    $    14,647    $    19,437    $    74,636    $    46,513    $    67,791    $     7,457
     14,407,357     19,848,835     75,856,390     47,741,131     68,052,113      7,654,987
        (37,277)       (15,768)      (125,134)      (117,438)      (130,477)        (8,927)
        107,163     (1,611,394)    (4,995,574)    (3,613,910)    (2,314,989)        44,167
        128,913        304,876      1,694,642        995,450      1,168,088          2,323
    $14,620,803    $18,545,986    $72,504,960    $45,051,746    $66,842,526    $ 7,700,007


    $ 6,102,682    $ 3,515,285    $13,940,923    $ 6,588,589    $23,553,672    $ 2,789,251
        611,365        368,503      1,435,070        680,309      2,388,859        270,091


    $ 4,105,511    $ 7,839,692    $36,838,200    $24,553,460    $29,621,028    $ 3,957,180
        411,307        821,641      3,792,096      2,534,952      3,004,081        383,211


    $ 4,412,610    $ 7,191,009    $21,725,837    $13,909,697    $13,667,826    $   953,576
        442,069        753,599      2,236,442      1,436,033      1,386,197         92,351



         $ 9.98         $ 9.54         $ 9.71         $ 9.68         $ 9.86         $10.33
            .44            .42            .43            .43            .44            .46
         $10.42         $ 9.96         $10.14         $10.11         $10.30         $10.79


         $ 9.98         $ 9.54         $ 9.71         $ 9.69         $ 9.86         $10.33


         $ 9.98         $ 9.54         $ 9.71         $ 9.69         $ 9.86         $10.33


17



STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 1997(UNAUDITED)    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                                            ARIZONA        FLORIDA    MASSACHUSETTS
                                                        -------------  -------------  -------------
INVESTMENT INCOME
  Interest                                               $   391,463    $ 2,125,955    $   401,311

EXPENSES
  Advisory fee                                                38,763        208,576         39,768
  Distribution fee- Class A                                    8,692         21,641          5,935
  Distribution fee- Class B                                   27,100        111,588         19,965
  Distribution fee- Class C                                    5,949        149,995         23,881
  Custodian                                                   43,955         45,269         43,374
  Administrative                                              27,500         27,500         27,500
  Audit & legal                                               24,885         18,745         21,646
  Transfer agency                                             17,652         22,018         12,642
  Printing                                                     7,363          6,127          2,182
  Amortization of organizational expenses                      4,448          7,311          3,556
  Registration                                                 2,271          1,032          1,928
  Trustees' fees                                               1,274          1,274          1,274
  Miscellaneous                                                1,512          2,560          1,443
  Total expenses                                             211,364        623,636        205,094
  Less: expenses waived and assumed by Adviser
    (see Note B)                                            (139,852)      (196,911)      (128,588)
  Net expenses                                                71,512        426,725         76,506
  Net investment income                                      319,951      1,699,230        324,805

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                           199,919        940,724        134,059
  Net change in unrealized appreciation of investments      (216,913)    (1,087,545)      (177,548)
  Net gain (loss) on investments                             (16,994)      (146,821)       (43,489)

NET INCREASE IN NET ASSETS FROM OPERATIONS               $   302,957    $ 1,552,409    $   281,316


See notes to financial statements.


18



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

      MICHIGAN      MINNESOTA      NEW JERSEY         OHIO     PENNSYLVANIA      VIRGINIA
   -------------  -------------  -------------  -------------  -------------  -------------

    $   438,170    $   589,257    $ 2,260,918    $ 1,409,523    $ 2,125,625    $   218,117


         44,335         57,715        234,290        146,106        206,912         22,226
          9,091          5,102         21,460          9,569         32,905          3,845
         19,380         40,361        191,558        124,240        152,068         18,314
         21,252         34,977        111,774         77,631         69,310          4,430
         40,173         42,789         42,264         45,621         46,688         40,793
         27,500         27,500         27,500         27,500         27,500         27,500
         20,509         18,642         23,909         23,813         20,201         18,673
         13,680         12,293         33,283         22,105         30,994         12,530
          3,320          2,008         12,158          7,369         12,193          1,068
          2,839          6,892          6,892          7,205          9,349          2,856
          3,963            879          1,094            938          2,438          1,134
          1,274          1,274          1,274          1,274          1,274          1,274
          2,976          1,918          5,068          1,697          2,362          1,964
        210,292        252,350        712,524        495,068        614,194        156,607

       (113,748)      (129,952)      (190,888)      (177,189)      (143,202)      (116,860)
         96,544        122,398        521,636        317,879        470,992         39,747
        341,626        466,859      1,739,282      1,091,644      1,654,633        178,370


        150,010         81,153        633,687        460,260        502,896         46,877
       (168,527)      (169,607)      (597,161)       (18,951)      (436,701)       (60,211)
        (18,517)       (88,454)        36,526        441,309         66,195        (13,334)

       $323,109       $378,405     $1,775,808     $1,532,953     $1,720,828       $165,036


19



STATEMENTS OF CHANGES IN NET ASSETS           ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                                 ARIZONA                       FLORIDA                  MASSACHUSETTS
                                     ----------------------------  ----------------------------  ----------------------------
                                       SIX MONTHS                   SIX MONTHS                    SIX MONTHS
                                         ENDED        YEAR ENDED       ENDED        YEAR ENDED       ENDED        YEAR ENDED
                                     MARCH 31,1997      SEP. 30,   MARCH 31,1997      SEP. 30,   MARCH 31,1997      SEP. 30,
                                      (UNAUDITED)         1996      (UNAUDITED)         1996      (UNAUDITED)         1996
                                     -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income               $   319,951    $   390,371    $ 1,699,230    $ 3,233,449    $   324,805    $   464,239
  Net realized gain on investments        199,919         45,864        940,724      1,662,326        134,059        227,868
  Net change in unrealized
  appreciation of investments            (216,913)        83,969     (1,087,545)      (590,349)      (177,548)       132,436
  Net increase in net assets from
  operations                              302,957        520,204      1,552,409      4,305,426        281,316        824,543

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
    Class A                              (160,564)      (172,713)      (405,474)      (732,184)      (111,931)      (125,448)
    Class B                              (131,887)      (192,483)      (544,717)    (1,058,719)      (100,256)      (129,553)
    Class C                               (28,783)       (25,175)      (732,855)    (1,442,546)      (119,944)      (209,238)
  Distributions in excess of net
  investment income
    Class A                                    -0-       (10,334)            -0-       (14,102)            -0-        (3,990)
    Class B                                    -0-       (11,517)            -0-       (20,392)            -0-        (4,120)
    Class C                                    -0-        (1,507)            -0-       (27,785)            -0-        (6,654)
  Net realized gain on investments
    Class A                               (12,807)       (18,449)            -0-            -0-       (77,311)       (12,500)
    Class B                               (11,580)       (25,982)            -0-            -0-       (71,686)       (13,699)
    Class C                                (2,601)        (3,713)            -0-            -0-       (86,735)       (30,280)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net increase (decrease)               3,446,160      4,233,239     (1,032,749)     2,240,362      3,249,004      5,472,421
  Total increase (decrease)             3,400,895      4,291,570     (1,163,386)     3,250,060      2,962,457      5,761,482

NET ASSETS
  Beginning of year                    10,317,789      6,026,219     66,652,809     63,402,749     11,408,038      5,646,556
  End of period                       $13,718,684    $10,317,789    $65,489,423    $66,652,809    $14,370,495    $11,408,038


See notes to financial statements.


20



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                                MICHIGAN                      MINNESOTA                    NEW JERSEY
                                      ----------------------------  ----------------------------  ----------------------------
                                        SIX MONTHS                   SIX MONTHS                    SIX MONTHS
                                          ENDED        YEAR ENDED       ENDED        YEAR ENDED       ENDED        YEAR ENDED
                                      MARCH 31,1997      SEP. 30,   MARCH 31,1997      SEP. 30,   MARCH 31,1997      SEP. 30,
                                       (UNAUDITED)         1996      (UNAUDITED)         1996      (UNAUDITED)         1996
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income                $   341,626    $   579,134    $   466,859    $   873,763    $ 1,739,282    $ 3,494,083
  Net realized gain on investments         150,010        310,017         81,153        566,704        633,687        926,101
  Net change in unrealized
  appreciation of investments             (168,527)       (40,072)      (169,607)      (399,102)      (597,161)      (334,852)
  Net increase in net assets from
  operations                               323,109        849,079        378,405      1,041,365      1,775,808      4,085,332

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
  Net investment income
    Class A                               (165,728)      (284,490)       (94,723)      (157,583)      (379,226)      (747,181)
    Class B                                (92,537)      (137,182)      (194,377)      (381,606)      (873,746)    (1,724,184)
    Class C                               (101,653)      (157,462)      (168,540)      (334,574)      (509,857)    (1,022,718)
  Distributions in excess of net
  investment income
    Class A                                     -0-       (16,370)            -0-        (6,547)            -0-       (53,494)
    Class B                                     -0-        (7,894)            -0-       (15,854)            -0-      (123,442)
    Class C                                     -0-        (9,061)            -0-       (13,899)            -0-       (73,220)
  Net realized gain on investments
    Class A                                (73,030)       (83,366)            -0-            -0-            -0-            -0-
    Class B                                (46,231)       (44,698)            -0-            -0-            -0-            -0-
    Class C                                (52,615)       (49,542)            -0-            -0-            -0-            -0-

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net increase (decrease)                1,213,230      3,089,421        616,231        860,087     (4,705,918)     9,294,813
  Total increase (decrease)              1,004,545      3,148,435        536,996        991,389     (4,692,939)     9,635,906

NET ASSETS
  Beginning of year                     13,616,258     10,467,823     18,008,990     17,017,601     77,197,899     67,561,993
  End of period                        $14,620,803    $13,616,258    $18,545,986    $18,008,990    $72,504,960    $77,197,899


See notes to financial statements.


21



STATEMENTS OF CHANGES IN NET ASSETS(CONT.)    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                                  OHIO                        PENNSYLVANIA                  VIRGINIA
                                      ----------------------------  ----------------------------  ----------------------------
                                        SIX MONTHS                   SIX MONTHS                    SIX MONTHS
                                          ENDED        YEAR ENDED       ENDED        YEAR ENDED       ENDED        YEAR ENDED
                                      MARCH 31,1997      SEP. 30,   MARCH 31,1997      SEP. 30,   MARCH 31,1997      SEP. 30,
                                       (UNAUDITED)         1996      (UNAUDITED)         1996      (UNAUDITED)         1996
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income                $ 1,091,644    $ 2,282,058    $ 1,654,633    $ 2,645,781    $   178,370    $   238,998
  Net realized gain on investments         460,260      1,554,258        502,896      1,880,108         46,877        180,231
  Net change in unrealized
  appreciation of investments              (18,951)    (1,132,174)      (436,701)      (602,626)       (60,211)       (28,212)
  Net increase in net assets from
  operations                             1,532,953      2,704,142      1,720,828      3,923,263        165,036        391,017

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
  Net investment income
    Class A                               (176,413)      (291,324)      (619,957)      (555,739)       (69,925)      (115,677)
    Class B                               (595,253)    (1,131,284)      (746,561)    (1,401,785)       (87,551)      (100,364)
    Class C                               (371,570)      (859,450)      (340,358)      (688,257)       (21,036)       (22,957)
  Distributions in excess of net
  investment income
    Class A                                     -0-        (9,978)            -0-       (33,335)            -0-          (902)
    Class B                                     -0-       (38,746)            -0-       (84,082)            -0-          (783)
    Class C                                     -0-       (29,435)            -0-       (41,283)            -0-          (179)
  Net realized gain on investments
    Class A                                     -0-            -0-            -0-            -0-       (59,025)       (15,668)
    Class B                                     -0-            -0-            -0-            -0-       (85,912)       (10,549)
    Class C                                     -0-            -0-            -0-            -0-       (22,732)        (1,013)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net increase (decrease)               (3,928,533)     3,381,831      1,288,776     12,089,059      1,439,371      3,148,417
  Total increase (decrease)             (3,538,816)     3,725,756      1,302,728     13,207,841      1,258,226      3,271,342

NET ASSETS
  Beginning of year                     48,590,562     44,864,806     65,539,798     52,331,957      6,441,781      3,170,439
  End of period                        $45,051,746    $48,590,562    $66,842,526    $65,539,798    $ 7,700,007    $ 6,441,781


See notes to financial statements.


22



NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1997 (UNAUDITED)                    ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Income Fund II (the "Fund") which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. The Fund operates as a series company currently comprised of nine portfolios: Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio (the "Portfolios"). Each series is considered to be a separate entity for financial reporting and tax purposes. Each portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares purchased on or after July 1, 1996 are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of the significant accounting policies followed by the Fund.

1. SECURITY VALUATION
The Fund values municipal securities at fair value based on prices provided by a recognized pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values.

If market quotations are not readily available from such pricing service, a municipal security is valued at its fair value as determined in good faith by the Fund's Adviser, Alliance Capital Management, L.P., under procedures established by the Fund's Board of Trustees. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

2. ORGANIZATION EXPENSES
Organization expenses of approximately $68,000 for the Minnesota, $68,000 for the New Jersey, $87,200 for the Pennsylvania, $71,000 for the Ohio, and $72,000 for the Florida Portfolios have been deferred and are being amortized on a straight-line basis through June, 1998. Organization expenses of approximately $25,550 for the Michigan, $31,450 for the Massachusetts, $27,200 for the Virginia and $41,750 for the Arizona Portfolios have been deferred and are being amortized on a straight-line basis through February, March, April and June, 1999, respectively.

3. TAXES
It is the policy of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premium and accrues original issue discount and market discount as adjustments to interest income.

The Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations.


23



NOTES TO FINANCIAL STATEMENTS (CONTINUED)     ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P., (the "Adviser") an advisory fee at an annual rate of
 .625 of 1% of each Portfolio's average daily net assets. Such fees are accrued daily and paid monthly. For the six months ended March 31, 1997 the Adviser voluntarily agreed to waive all or a portion of its advisory fees. The aggregate amounts of such fee waivers were: Arizona Portfolio, $38,763; Florida Portfolio, $169,411; Massachusetts Portfolio, $39,768; Michigan Portfolio, $44,335; Minnesota Portfolio, $57,715; New Jersey Portfolio, $163,388; Ohio Portfolio, $146,106; Pennsylvania Portfolio, $115,702; and Virginia Portfolio $22,226.

Pursuant to the advisory agreement, the Adviser provides to each Portfolio certain legal and accounting services. For the six months ended March 31, 1997, the Adviser voluntarily agreed to waive its fees for such services. In addition, the Adviser agreed to reimburse each Portfolio for certain operating expenses. Such expenses amounted to: Arizona Portfolio, $73,589; Massachusetts Portfolio, $61,320; Michigan Portfolio, $41,913; Minnesota Portfolio, $44,737; Ohio Portfolio, $3,583 and Virginia Portfolio, $67,134. There was no such reimbursement for the Florida Portfolio, New Jersey Portfolio and the Pennsylvania Portfolio.

Each Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Services Agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to: Arizona Portfolio, $9,000; Florida Portfolio, $12,221; Massachusetts Portfolio, $9,000; Michigan Portfolio, $9,000; Minnesota Portfolio, $9,000; New Jersey Portfolio, $19,409; Ohio Portfolio, $12,323; Pennsylvania Portfolio, $17,458; and Virginia Portfolio, $9,000.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The amount of front-end sales charges received by the Distributor from sales of each respective Portfolio's Class A shares for the six months ended March 31, 1997 were: Arizona Portfolio, $1,460; Florida Portfolio, $1,738; Massachusetts Portfolio, $2,549; Michigan Portfolio, $802; Minnesota Portfolio, $1,002; New Jersey Portfolio, $2,737; Ohio Portfolio, $1,461; Pennsylvania Portfolio, $3,859; and Virginia Portfolio, $906. The amount of contingent deferred sales charges imposed upon redemptions by shareholders of Class B shares for the same period were: Arizona Portfolio, $7,779; Florida Portfolio, $19,619; Massachusetts Portfolio, $429; Michigan Portfolio, $3,266; Minnesota Portfolio, $8,909; New Jersey Portfolio, $22,315; Ohio Portfolio, $15,806; Pennsylvania Portfolio, $7,156; and Virginia Portfolio, $2,202. The amount of contingent deferred sales charges imposed upon redemptions by shareholders of Class C shares for the same period were: Arizona Portfolio, $751; Florida Portfolio, $606; Michigan Portfolio, $881; Minnesota Portfolio, $673; New Jersey Portfolio, $869; Ohio Portfolio, $905 and Pennsylvania Portfolio, $344. Massachusetts and Virginia portfolios had no contingent deferred sales charges.


24



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

NOTE C: DISTRIBUTION SERVICES AGREEMENT
Each Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to Class A shares and 1% of each Portfolio's average daily net assets attributable to both Class B and Class C shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of operations of each Portfolio the Distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

PORTFOLIO             CLASS B        CLASS C
--------------      ----------     ----------
Arizona             $  658,401     $  146,078
Florida                978,900      1,033,728
Massachusetts          530,422        519,788
Michigan               545,553        636,495
Minnesota              901,046        647,835
New Jersey           1,686,329        662,747
Ohio                 1,339,591        709,029
Pennsylvania         1,184,682        602,857
Virginia               716,585        193,753


Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the six months ended March 31, 1997 were as follows:

PORTFOLIO           PURCHASES         SALES
--------------     -----------    -----------
Arizona            $11,803,904    $12,069,581
Florida             58,251,702     62,274,820
Massachusetts        7,543,931      4,590,632
Michigan             8,795,627      7,655,207
Minnesota           13,139,466     12,293,573
New Jersey           4,930,797      9,671,814
Ohio                18,152,268     21,978,442
Pennsylvania        22,695,622     21,957,028
Virginia             5,288,927      3,990,470


NOTE E: TAXES
For Federal income tax purposes at September 30, 1996, the Fund had capital loss carryforwards for the following Portfolios: $7,679 expiring in 2002, $5,261,150 expiring in 2003, $349,704 expiring 2004, for New Jersey Portfolio; $6,340,331 expiring in 2003, for Florida Portfolio; $3,714,202 expiring in 2003, $331,999 expiring in 2004, for Ohio Portfolio; $2,750,115 expiring in 2003, for Pennsylvania Portfolio; and $1,185,373 expiring in 2003, $492,981 expiring in 2004, for Minnesota Portfolio. Any net capital losses incurred after October 31 ("Post October losses") within the taxable year are deemed to arise on the first business day of each Portfolio's next taxable year. None of the portfolios had post October losses.


25



NOTES TO FINANCIAL STATEMENTS (CONTINUED)     ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

At March 31, 1997, the cost of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation of investments for each Portfolio were as follows:

                                       GROSS           GROSS           NET
                                    UNREALIZED      UNREALIZED      UNREALIZED
PORTFOLIO            TAX COST      APPRECIATION   (DEPRECIATION)   APPRECIATION
--------------     ------------    ------------    ------------    ------------
Arizona            $11,289,697      $   62,245      $  (30,513)     $   31,732
Florida             64,920,515         393,590        (341,309)         52,281
Massachusetts       13,976,598         140,018         (78,180)         61,838
Michigan            14,267,707         176,668         (49,180)        127,488
Minnesota           18,016,233         335,824         (47,670)        288,154
New Jersey          69,486,781       1,941,542        (268,727)      1,672,815
Ohio                43,671,923       1,020,595         (39,851)        980,744
Pennsylvania        63,540,854       1,317,372        (208,033)      1,109,339
Virginia             7,574,216          27,016         (24,693)          2,323


NOTE F: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $.01 par value shares of beneficial interest authorized for Class A, Class B and Class C shares.

Transactions in shares of beneficial interest in each Portfolio were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED              SIX MONTHS ENDED
                     MARCH 31,1997  YEAR ENDED    MARCH 31,1997    YEAR ENDED
ARIZONA PORTFOLIO     (UNAUDITED)  SEP. 30,1996    (UNAUDITED)    SEP. 30,1996
-----------------   -------------  ------------  --------------  --------------
CLASS A
Shares sold              222,180       245,077      $2,320,893      $2,497,924
Shares issued in
  reinvestment of
  dividends and
  distributions            4,827         7,348          50,293          75,448
Shares converted
  from Class B             5,552         8,585          58,577          85,589
Shares redeemed          (21,617)      (65,056)       (224,650)       (660,264)
Net increase             210,942       195,954      $2,205,113      $1,998,697

CLASS B
Shares sold              104,728       222,576      $1,091,315      $2,277,718
Shares issued in
  reinvestment of
  dividends and
  distributions            7,069         9,322          73,650          95,597
Shares converted
  to Class A              (5,552)       (8,585)        (58,577)        (85,589)
Shares redeemed          (54,148)      (27,452)       (565,368)       (280,976)
Net increase              52,097       195,861      $  541,020      $2,006,750

CLASS C
Shares sold               76,923        44,293      $  800,045      $  451,216
Shares issued in
  reinvestment of
  dividends and
  distributions            1,467         2,349          15,280          24,160
Shares redeemed          (11,088)      (24,564)       (115,298)       (247,584)
Net increase              67,302        22,078      $  700,027      $  227,792


26



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED              SIX MONTHS ENDED
                     MARCH 31,1997  YEAR ENDED    MARCH 31,1997    YEAR ENDED
FLORIDA PORTFOLIO     (UNAUDITED)  SEP. 30,1996    (UNAUDITED)     SEP. 30,1996
-----------------   -------------  ------------  --------------  --------------
CLASS A
Shares sold               83,380       519,985     $   817,477     $ 5,045,697
Shares issued in
  reinvestment of
  dividends and
  distributions           16,503        29,497         161,985         286,857
Shares converted
  from Class B            37,552        22,916         368,264         219,737
Shares redeemed         (125,528)     (351,639)     (1,230,540)     (3,406,503)
Net increase              11,907       220,759     $   117,186     $ 2,145,788

CLASS B
Shares sold              328,583       649,530     $ 3,223,153     $ 6,337,001
Shares issued in
  reinvestment of
  dividends and
  distributions           24,334        44,597         238,839         434,054
Shares converted
  to Class A             (37,552)      (22,916)       (368,264)       (219,737)
Shares redeemed         (349,521)     (544,509)     (3,431,326)     (5,277,524)
Net increase (decrease)  (34,156)      126,702     $  (337,598)    $ 1,273,794

CLASS C
Shares sold              349,230       594,748     $ 3,426,334     $ 5,803,084
Shares issued in
  reinvestment of
  dividends and
  distributions           29,745        85,081         291,996         834,227
Shares redeemed         (460,662)     (800,351)     (4,530,667)     (7,816,531)
Net decrease             (81,687)     (120,522)    $  (812,337)    $(1,179,220)



                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED              SIX MONTHS ENDED
MASSACHUSETTS        MARCH 31,1997  YEAR ENDED    MARCH 31,1997    YEAR ENDED
PORTFOLIO             (UNAUDITED)  SEP. 30,1996    (UNAUDITED)    SEP. 30,1996
-------------       -------------  ------------  --------------  --------------
CLASS A
Shares sold              196,030       172,711      $2,127,271      $1,833,733
Shares issued in
  reinvestment of
  dividends and
  distributions            9,034         4,244          97,203          45,329
Shares redeemed          (37,448)       (8,362)       (405,589)        (89,000)
Net increase             167,616       168,593      $1,818,885      $1,790,062

CLASS B
Shares sold               66,040       191,547      $  714,015      $2,024,593
Shares issued in
  reinvestment of
  dividends and
  distributions            8,515         5,666          91,626          60,463
Shares redeemed           (3,143)      (24,584)        (33,746)       (264,300)
Net increase              71,412       172,629      $  771,895      $1,820,756

CLASS C
Shares sold              121,019       371,867      $1,308,184      $3,967,597
Shares issued in
  reinvestment of
  dividends and
  distributions           17,341        18,527         186,818         197,520
Shares redeemed          (77,222)     (217,586)       (836,778)     (2,303,514)
Net increase              61,138       172,808      $  658,224      $1,861,603


27



NOTES TO FINANCIAL STATEMENTS (CONTINUED)     ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED              SIX MONTHS ENDED
                     MARCH 31,1997  YEAR ENDED    MARCH 31,1997    YEAR ENDED
Michigan Portfolio    (unaudited)  Sep. 30,1996    (unaudited)    SEP. 30,1996
------------------  -------------  ------------  --------------  --------------
CLASS A
Shares sold               31,391       101,489      $  318,392      $1,014,340
Shares issued in
  reinvestment of
  dividends and
  distributions           12,845        25,151         130,336         255,525
Shares converted
  from Class B                28         8,229             286          81,522
Shares redeemed          (37,946)      (40,577)       (389,059)       (412,901)
Net increase               6,318        94,292      $   59,955      $  938,486

CLASS B
Shares sold               68,176       159,283      $  690,333      $1,598,649
Shares issued in
  reinvestment of
  dividends and
  distributions            7,646         9,868          79,179         100,283
Shares converted
  to Class A                 (28)       (8,229)           (286)        (81,522)
Shares redeemed          (15,606)      (49,958)       (158,141)       (499,250)
Net increase              60,188       110,964      $  611,085      $1,118,160

CLASS C
Shares sold               92,096       250,006      $  935,269      $2,504,024
Shares issued in
  reinvestment of
  dividends and
  distributions           12,501        16,967         131,225         171,824
Shares redeemed          (51,753)     (163,569)       (524,304)     (1,643,073)
Net increase              52,844       103,404      $  542,190      $1,032,775



                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED              SIX MONTHS ENDED
MINNESOTA           MARCH 31,1997  YEAR ENDED    MARCH 31,1997    YEAR ENDED
PORTFOLIO            (UNAUDITED)  SEP. 30,1996    (UNAUDITED)    SEP. 30,1996
---------          -------------  ------------  --------------  --------------
CLASS A
Shares sold               41,044        92,916      $  397,547      $  881,265
Shares issued in
  reinvestment of
  dividends and
  distributions            6,512        12,846          62,923         122,393
Shares converted
  from Class B             4,151           387          39,850           3,685
Shares redeemed          (13,604)      (30,018)       (131,532)       (284,383)
Net increase              38,103        76,131      $  368,788      $  722,960

CLASS B
Shares sold               61,719       222,829      $  595,935      $2,141,082
Shares issued in
  reinvestment of
  dividends and
  distributions           13,730        28,415         132,679         270,706
Shares converted
  to Class A              (4,151)         (387)        (39,850)         (3,685)
Shares redeemed         (115,146)     (154,177)     (1,114,635)     (1,473,158)
Net increase(decrease)   (43,848)       96,680      $ (425,871)     $  934,945

CLASS C
Shares sold              112,812       123,688      $1,090,705      $1,186,392
Shares issued in
  reinvestment of
  dividends and
  distributions           13,764        30,164         132,998         287,651
Shares redeemed          (56,966)     (238,952)       (550,389)     (2,271,861)
Net increase(decrease)    69,610       (85,100)     $  673,314      $ (797,818)


28



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED              SIX MONTHS ENDED
NEW JERSEY           MARCH 31,1997  YEAR ENDED    MARCH 31,1997    YEAR ENDED
PORTFOLIO             (UNAUDITED)  SEP. 30,1996    (UNAUDITED)    SEP. 30,1996
----------          -------------  ------------  --------------  --------------
CLASS A
Shares sold              144,831       625,486     $ 1,419,187     $ 6,081,158
Shares issued in
  reinvestment of
  dividends and
  distributions           21,961        52,967         215,802         512,440
Shares converted
  from Class B             9,274        10,942          91,007         110,519
Shares redeemed         (338,414)     (295,089)     (3,329,764)     (2,850,599)
Net increase(decrease)  (162,348)      394,306     $(1,603,768)    $ 3,853,518

CLASS B
Shares sold              181,975     1,079,052     $ 1,786,179     $10,515,892
Shares issued in
  reinvestment of
  dividends and
  distributions           54,516       109,643         535,947       1,062,642
Shares converted
  to Class A              (9,274)      (10,942)        (91,007)       (110,519)
Shares redeemed         (456,944)     (749,409)     (4,490,255)     (7,256,786)
Net increase(decrease)  (229,727)      428,344     $(2,259,136)    $ 4,211,229

CLASS C
Shares sold              157,261       633,743     $ 1,545,844     $ 6,162,975
Shares issued in
  reinvestment of
  dividends and
  distributions           34,197        78,732         336,182         763,028
Shares redeemed         (277,326)     (591,207)     (2,725,040)     (5,695,937)
Net increase(decrease)   (85,868)      121,268     $  (843,014)    $ 1,230,066


                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED              SIX MONTHS ENDED
                     MARCH 31,1997  YEAR ENDED    MARCH 31,1997    YEAR ENDED
OHIO PORTFOLIO        (UNAUDITED)  SEP. 30,1996    (UNAUDITED)    SEP. 30,1996
--------------      -------------  ------------  --------------  --------------
CLASS A
Shares sold               74,951       254,120     $   728,653     $ 2,463,924
Shares issued in
  reinvestment of
  dividends and
  distributions           11,538        20,355         112,323         195,466
Shares converted
  from Class B               925         6,776           9,067          64,703
Shares redeemed          (37,239)      (88,508)       (361,877)       (851,889)
Net increase              50,175       192,743     $   488,166     $ 1,872,204

CLASS B
Shares sold              205,881       708,116     $ 2,007,719     $ 6,793,206
Shares issued in
  reinvestment of
  dividends and
  distributions           42,757        84,542         416,431         813,053
Shares converted
  to Class A                (925)       (6,776)         (9,067)        (64,703)
Shares redeemed         (348,683)     (437,800)     (3,393,114)     (4,210,177)
Net increase(decrease)  (100,970)      348,082     $  (978,031)    $ 3,331,379

CLASS C
Shares sold               78,327       306,053     $   760,735     $ 2,943,537
Shares issued in
  reinvestment of
  dividends and
  distributions           25,940        58,817         252,550         566,008
Shares redeemed         (458,034)     (553,963)     (4,451,953)     (5,331,297)
Net decrease            (353,767)     (189,093)    $(3,438,668)    $(1,821,752)


29



NOTES TO FINANCIAL STATEMENTS (CONTINUED)     ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED              SIX MONTHS ENDED
PENNSYLVANIA        MARCH 31,1997   YEAR ENDED    MARCH 31,1997    YEAR ENDED
PORTFOLIO             (UNAUDITED)  SEP. 30,1996    (UNAUDITED)    SEP. 30,1996
------------        -------------  ------------  --------------  --------------
CLASS A
Shares sold              320,377     1,374,963     $ 3,192,180     $13,527,078
Shares issued in
  reinvestment of
  dividends and
  distributions           39,268        22,540         392,181         220,725
Shares converted
  from Class B             9,158        48,579          91,719         472,346
Shares redeemed         (122,053)     (208,292)     (1,217,232)     (2,034,747)
Net increase             246,750     1,237,790     $ 2,458,848     $12,185,402

CLASS B
Shares sold              221,063       533,742     $ 2,204,603     $ 5,244,693
Shares issued in
  reinvestment of
  dividends and
  distributions           40,162        81,750         401,044         800,878
Shares converted
  to Class A              (9,158)      (48,579)        (91,719)       (472,346)
Shares redeemed         (335,387)     (440,056)     (3,350,279)     (4,312,987)
Net increase(decrease)   (83,320)      126,857     $  (836,351)    $ 1,260,238

CLASS C
Shares sold              118,217       325,151     $ 1,180,544     $ 3,213,975
Shares issued in
  reinvestment of
  dividends and
  distributions           21,938        45,719         219,042         448,507
Shares redeemed         (173,352)     (511,735)     (1,733,307)     (5,019,063)
Net decrease             (33,197)     (140,865)    $  (333,721)    $(1,356,581)



                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED              SIX MONTHS ENDED
                    MARCH 31,1997   YEAR ENDED    MARCH 31,1997    YEAR ENDED
VIRGINIA PORTFOLIO    (UNAUDITED)  SEP. 30,1996    (UNAUDITED)    SEP. 30,1996
------------------  -------------  ------------  --------------  --------------
CLASS A
Shares sold               40,167        71,182      $  420,177      $  740,685
Shares issued in
  reinvestment of
  dividends and
  distributions            8,007         8,689          83,671          90,991
Shares converted
  from Class B                -0-          103              -0-          1,094
Shares redeemed          (10,219)      (28,103)       (106,552)       (294,511)
Net increase              37,955        51,871      $  397,296      $  538,259

CLASS B
Shares sold               67,685       226,100      $  711,922      $2,369,231
Shares issued in
  reinvestment of
  dividends and
  distributions           12,862         7,632         134,287          79,869
Shares converted
  to Class A                  -0-         (103)             -0-         (1,094)
Shares redeemed          (13,637)      (33,245)       (143,145)       (345,773)
Net increase              66,910       200,384      $  703,064      $2,102,233

CLASS C
Shares sold               36,647        59,047      $  390,890      $  615,683
Shares issued in
  reinvestment of
  dividends and
  distributions            3,793         2,054          39,572          21,491
Shares redeemed           (8,795)      (12,272)        (91,451)       (129,249)
Net increase              31,645        48,829      $  339,011      $  507,925


30



FINANCIAL HIGHLIGHTS                          ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                               ARIZONA PORTFOLIO
                                           ------------------------------------------------------
                                                                   CLASS A
                                           ------------------------------------------------------
                                            SIX MONTHS                             JUNE 1,1994(a)
                                               ENDED      YEAR ENDED SEPTEMBER 30,        TO
                                           MARCH 31,1997  ------------------------  SEPTEMBER 30,
                                             (UNAUDITED)     1996         1995         1994
                                           -------------  -----------  -----------  -------------
Net asset value, beginning of period          $10.32       $10.29       $ 9.77       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .29(c)       .55(c)       .56          .20
Net realized and unrealized gain (loss)
  on investments                                 .02          .14          .53         (.23)
Net increase (decrease) in net asset
  value from operations                          .31          .69         1.09         (.03)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.29)        (.55)        (.56)        (.20)
Distributions in excess of net
  investment income                               -0-        (.03)        (.01)          -0-
Distributions from net realized gains           (.02)        (.08)          -0-          -0-
Total dividends and distributions               (.31)        (.66)        (.57)        (.20)
Net asset value, end of period                $10.32       $10.32       $10.29       $ 9.77

TOTAL RETURN
Total investment return based on net
  asset value (d)                               3.02%        6.84%       11.56%        (.35)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)      $6,583       $4,409       $2,379         $930
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .78%(e)      .78%         .78%         .78%(e)
  Expenses, before waivers/reimbursements       3.03%(e)     3.69%        4.88%        7.71%(e)
  Net investment income, net of waivers/
    reimbursements                              5.54%(e)     5.33%        5.56%        5.82%(e)
Portfolio turnover rate                           99%         244%          85%          81%


                                                                  CLASS B
                                           ------------------------------------------------------
                                             SIX MONTHS                            JUNE 1,1994(a)
                                                ENDED     YEAR ENDED SEPTEMBER 30,       TO
                                           MARCH 31,1997  ------------------------  SEPTEMBER 30,
                                             (UNAUDITED)     1996         1995         1994
                                           -------------  -----------  -----------  -------------
Net asset value, beginning of period          $10.32       $10.29        $9.77       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .25(c)       .47(c)       .49          .18
Net realized and unrealized gain (loss)
  on investments                                 .02          .14          .53         (.24)
Net increase (decrease) in net asset
  value from operations                          .27          .61         1.02         (.06)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.25)        (.47)        (.49)        (.17)
Distributions in excess of net
  investment income                               -0-        (.03)        (.01)          -0-
Distributions from net realized gains           (.02)        (.08)          -0-          -0-
Total dividends and distributions               (.27)        (.58)        (.50)        (.17)
Net asset value, end of period                $10.32       $10.32       $10.29       $ 9.77

TOTAL RETURN
Total investment return based on net
  asset value (d)                               2.67%        6.10%       10.78%        (.58)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)      $5,732       $5,199       $3,166       $1,677
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.48%(e)     1.48%        1.48%        1.48%(e)
  Expenses, before waivers/reimbursements       3.73%(e)     4.40%        5.58%        8.41%(e)
  Net investment income, net of waivers/
    reimbursements                              4.83%(e)     4.62%        4.89%        5.13%(e)
Portfolio turnover rate                           99%         244%          85%          81%


See footnote summary on page 48.


31



FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                               ARIZONA PORTFOLIO
                                           ------------------------------------------------------
                                                                    CLASS C
                                           ------------------------------------------------------
                                            SIX MONTHS                             JUNE 1,1994(a)
                                               ENDED      YEAR ENDED SEPTEMBER 30,       TO
                                           MARCH 31,1997  ------------------------  SEPTEMBER 30,
                                            (UNAUDITED)      1996         1995         1994
                                           -------------  -----------  -----------  -------------
Net asset value, beginning of period          $10.32       $10.30       $ 9.77       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .25(c)       .47(c)       .49          .17
Net realized and unrealized gain (loss)
  on investments                                 .02          .13          .54         (.23)
Net increase (decrease) in net asset
  value from operations                          .27          .60         1.03         (.06)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.25)        (.47)        (.49)        (.17)
Distributions in excess of net
  investment income                               -0-        (.03)        (.01)          -0-
Distributions from net realized gains           (.02)        (.08)          -0-          -0-
Total dividends and distributions               (.27)        (.58)        (.50)        (.17)
Net asset value, end of period                $10.32       $10.32       $10.30       $ 9.77

TOTAL RETURN
Total investment return based on net
  asset value (d)                               2.67%        6.00%       10.89%        (.58)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)      $1,404         $710         $481         $485
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.48%(e)     1.48%        1.48%        1.48%(e)
  Expenses, before waivers/reimbursements       3.72%(e)     4.41%        5.58%        8.41%(e)
  Net investment income, net of waivers/
    reimbursements                              4.83%(e)     4.61%        4.90%        4.70%(e)
Portfolio turnover rate                           99%         244%          85%          81%


See footnote summary on page 48.


32



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     FLORIDA PORTFOLIO
                                           -------------------------------------------------------------------
                                                                          CLASS A
                                           -------------------------------------------------------------------
                                            SIX MONTHS                                         JUNE 25,1993(a)
                                               ENDED             YEAR ENDED SEPTEMBER 30,             TO
                                           MARCH 31,1997  -------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)      1996         1995         1994         1993
                                           -------------  -----------  -----------  -----------  -------------
Net asset value, beginning of period          $ 9.73       $ 9.58       $ 8.89       $10.25       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .28(c)       .54(c)       .55          .55          .16
Net realized and unrealized gain (loss)
  on investments                                (.03)         .16          .69        (1.35)         .25
Net increase (decrease) in net asset
  value from operations                          .25          .70         1.24         (.80)         .41

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.27)        (.54)        (.55)        (.55)        (.16)
Distributions in excess of net
  investment income                               -0-        (.01)          -0-          -0-          -0-
Distributions from net realized gains             -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions               (.27)        (.55)        (.55)        (.56)        (.16)
Net asset value, end of period                $ 9.71       $ 9.73       $ 9.58       $ 8.89       $10.25

TOTAL RETURN
Total investment return based on net
  asset value (d)                               2.63%        7.45%       14.44%       (8.03)%       4.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)     $14,386      $14,297      $11,956       $8,227       $4,145
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .73%(e)      .73%         .73%         .38%          -0-%(e)
  Expenses, before waivers/reimbursements       1.32%(e)     1.33%        1.33%        1.27%        1.30%(e)
  Net investment income, net of waivers/
    reimbursements                              5.65%(e)     5.52%        5.91%        5.70%        5.44%(e)
Portfolio turnover rate                           85%         237%         146%         185%          82%



                                                                         CLASS B
                                           -------------------------------------------------------------------
                                            SIX MONTHS                                         JUNE 25,1993(a)
                                               ENDED           YEAR ENDED SEPTEMBER 30,TO
                                           MARCH 31,1997  -------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)         1996         1995         1994         1993
                                           -------------  -----------  -----------  -----------  -------------
Net asset value, beginning of period           $9.74        $9.58        $8.89       $10.25       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .24(c)       .47(c)       .47          .48          .14
Net realized and unrealized gain (loss)
  on investments                                (.03)         .17          .70        (1.35)         .25
Net increase (decrease) in net asset
  value from operations                          .21          .64         1.17         (.87)         .39

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.24)        (.47)        (.47)        (.48)        (.14)
Distributions in excess of net
  investment income                               -0-        (.01)        (.01)          -0-          -0-
Distributions from net realized gains             -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions               (.24)        (.48)        (.48)        (.49)        (.14)
Net asset value, end of period                $ 9.71       $ 9.74       $ 9.58       $ 8.89       $10.25

TOTAL RETURN
Total investment return based on
  net asset value (d)                           2.16%        6.78%       13.56%       (8.72)%       3.91%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)     $21,851      $22,235      $20,660      $18,048       $9,588
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.43%(e)     1.43%        1.42%        1.08%         .61%(e)
  Expenses, before waivers/reimbursements       2.02%(e)     2.03%        2.03%        1.98%        2.00%(e)
  Net investment income, net of waivers/
    reimbursements                              4.94%(e)     4.81%        5.22%        4.99%        4.74%(e)
Portfolio turnover rate                           85%         237%         146%         185%          82%


See footnote summary on page 48.


33



FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    FLORIDA PORTFOLIO
                                           -------------------------------------------------------------------
                                                                         CLASS C
                                           -------------------------------------------------------------------
                                            SIX MONTHS                                         JUNE 25,1993(a)
                                               ENDED              YEAR ENDED SEPTEMBER 30,            TO
                                           MARCH 31,1997  -------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)      1996         1995         1994         1993
                                           -------------  -----------  -----------  -----------  -------------
Net asset value, beginning of period          $ 9.74       $ 9.58       $ 8.89       $10.25       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .24(c)       .47(c)       .47          .48          .14
Net realized and unrealized gain (loss)
  on investments                                (.03)         .17          .70        (1.35)         .25
Net increase (decrease) in net asset
  value from operations                          .21          .64         1.17         (.87)         .39

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.24)        (.47)        (.47)        (.48)        (.14)
Distributions in excess of net
  investment income                               -0-        (.01)        (.01)          -0-          -0-
Distributions from net realized gains             -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions               (.24)        (.48)        (.48)        (.49)        (.14)
Net asset value, end of period                $ 9.71       $ 9.74       $ 9.58       $ 8.89       $10.25

TOTAL RETURN
Total investment return based on net
  asset value (d)                               2.15%        6.78%       13.56%       (8.72)%       3.91%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)     $29,252      $30,121      $30,787      $42,405      $28,249
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.43%(e)     1.43%        1.42%        1.08%         .61%(e)
  Expenses, before waivers/reimbursements       2.02%(e)     2.02%        2.03%        1.97%        2.00%(e)
  Net investment income, net of waivers
    /reimbursements                             4.94%(e)     4.81%        5.27%        4.97%        4.74%(e)
Portfolio turnover rate                           85%         237%         146%         185%          82%


See footnote summary on page 48.


34



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                             MASSACHUSETTS PORTFOLIO
                                           -------------------------------------------------------
                                                                     CLASS A
                                           -------------------------------------------------------
                                            SIX MONTHS                            MARCH 29,1994(a)
                                               ENDED      YEAR ENDED SEPTEMBER 30,       TO
                                           MARCH 31,1997  ------------------------  SEPTEMBER 30,
                                            (UNAUDITED)      1996         1995         1994
                                           -------------  -----------  -----------  --------------
Net asset value, beginning of period          $10.85       $10.50       $10.12       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .30(c)       .60(c)       .58          .31
Net realized and unrealized gain (loss)
  on investments                                (.01)         .44          .41          .11
Net increase in net asset value from
  operations                                     .29         1.04          .99          .42

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.31)        (.59)        (.58)        (.30)
Distributions in excess of net
  investment income                               -0-        (.02)        (.03)          -0-
Distributions from net realized gains           (.20)        (.08)          -0-          -0-
Total dividends and distributions               (.51)        (.69)        (.61)        (.30)
Net asset value, end of period                $10.63       $10.85       $10.50       $10.12

TOTAL RETURN
Total investment return based on
  net asset value (d)                           2.69%       10.25%       10.19%        4.14%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)      $4,927       $3,211       $1,337         $565
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .72%(e)      .62%         .60%         .60%(e)
  Expenses, before waivers/reimbursements       2.73%(e)     3.15%        6.44%       13.20%(e)
  Net investment income, net of waivers/
    reimbursements                              5.60%(e)     5.62%        5.67%        5.98%(e)
Portfolio turnover rate                           37%         246%         155%         146%



                                                                   CLASS B
                                           -------------------------------------------------------
                                            SIX MONTHS                            MARCH 29,1994(a)
                                               ENDED      YEAR ENDED SEPTEMBER 30,       TO
                                           MARCH 31,1997  ------------------------  SEPTEMBER 30,
                                            (UNAUDITED)      1996         1995         1994
                                           -------------  -----------  -----------  --------------
Net asset value, beginning of period          $10.84       $10.49       $10.12       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .26(c)       .52(c)       .52          .27
Net realized and unrealized gain
  on investments                                  -0-         .45          .39          .11
Net increase in net asset value
  from operations                                .26          .97          .91          .38

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.27)        (.52)        (.52)        (.26)
Distributions in excess of net
  investment income                               -0-        (.02)        (.02)          -0-
Distributions from net realized gains           (.20)        (.08)          -0-          -0-
Total dividends and distributions               (.47)        (.62)        (.54)        (.26)
Net asset value, end of period                $10.63       $10.84       $10.49       $10.12

TOTAL RETURN
Total investment return based on
  net asset value (d)                           2.45%        9.52%        9.32%        3.78%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)      $4,370       $3,683       $1,754         $725
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.42%(e)     1.32%        1.30%        1.30%(e)
  Expenses, before waivers/reimbursements       3.44%(e)     3.85%        7.14%       13.90%(e)
  Net investment income, net of waivers/
    reimbursements                              4.90%(e)     4.93%        4.90%        5.13%(e)
Portfolio turnover rate                           37%         246%         155%         146%


See footnote summary on page 48.


35



FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                            MASSACHUSETTS PORTFOLIO
                                           --------------------------------------------------------
                                                                     CLASS C
                                           --------------------------------------------------------
                                            SIX MONTHS                             MARCH 29,1994(a)
                                               ENDED      YEAR ENDED SEPTEMBER 30,       TO
                                           MARCH 31,1997  ------------------------  SEPTEMBER 30,
                                            (UNAUDITED)      1996         1995         1994
                                           -------------  -----------  -----------  ---------------
Net asset value, beginning of period          $10.84       $10.49       $10.12       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .26(c)       .52(c)       .52          .25
Net realized and unrealized gainon
  investments                                     -0-         .45          .39          .13
Net increase in net asset value from
  operations                                     .26          .97          .91          .38

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.27)        (.52)        (.52)        (.26)
Distributions in excess of net
  investment income                               -0-        (.02)        (.02)          -0-
Distributions from net realized gains           (.20)        (.08)          -0-          -0-
Total dividends and distributions               (.47)        (.62)        (.54)        (.26)
Net asset value, end of period                $10.63       $10.84       $10.49       $10.12

TOTAL RETURN
Total investment return based on
  net asset value (d)                           2.45%        9.52%        9.32%        3.78%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)      $5,074       $4,514       $2,556         $774
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.42%(e)     1.31%        1.30%        1.30%(e)
  Expenses, before waivers/reimbursements       3.45%(e)     3.84%        7.14%       13.90%(e)
  Net investment income, net of waivers/
    reimbursements                              4.90%(e)     4.88%        4.85%        4.00%(e)
Portfolio turnover rate                           37%         246%         155%         146%


See footnote summary on page 48.


36



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                              MICHIGAN PORTFOLIO
                                           ------------------------------------------------------
                                                                    CLASS A
                                           ------------------------------------------------------
                                            SIX MONTHS                              FEBRUARY 25,
                                               ENDED      YEAR ENDED SEPTEMBER 30,   1994(a) TO
                                           MARCH 31,1997  ------------------------  SEPTEMBER 30,
                                            (UNAUDITED)      1996         1995         1994
                                           -------------  -----------  -----------  -------------
Net asset value, beginning of period          $10.12       $10.10       $ 9.35       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .26(c)       .52(c)       .52          .33
Net realized and unrealized gain (loss)
  on investments                                 .01          .22          .78         (.65)
Net increase (decrease) in net asset
  value from operations                          .27          .74         1.30         (.32)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.28)        (.52)        (.52)        (.33)
Distributions in excess of net
  investment income                               -0-        (.03)        (.03)          -0-
Distributions from net realized gains           (.13)        (.17)          -0-          -0-
Total dividends and distributions               (.41)        (.72)        (.55)        (.33)
Net asset value, end of period                $ 9.98       $10.12       $10.10       $ 9.35

TOTAL RETURN
Total investment return based on net
  asset value (d)                               2.59%        7.54%       14.40%       (3.24)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)      $6,103       $6,123       $5,158       $2,473
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .96%(e)      .96%        1.36%         .93%(e)
  Expenses, before waivers/reimbursements       2.56%(e)     2.77%        3.43%        3.97%(e)
  Net investment income, net of waivers/
    reimbursements                              5.22%(e)     5.21%        5.27%        5.83%(e)
Portfolio turnover rate                           54%         242%         151%         222%



                                                                  CLASS B
                                           ------------------------------------------------------
                                            SIX MONTHS                              FEBRUARY 25,
                                               ENDED      YEAR ENDED SEPTEMBER 30,   1994(a) TO
                                           MARCH 31,1997  ------------------------  SEPTEMBER 30,
                                            (UNAUDITED)      1996         1995         1994
                                           -------------  -----------  -----------  -------------
Net asset value, beginning of period          $10.12       $10.10       $ 9.35       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .23(c)       .45(c)       .45          .29
Net realized and unrealized gain (loss)
  on investments                                  -0-         .22          .78         (.65)
Net increase (decrease) in net asset
  value from operations                          .23          .67         1.23         (.36)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.24)        (.45)        (.45)        (.29)
Distributions in excess of net
  investment income                               -0-        (.03)        (.03)          -0-
Distributions from net realized gains           (.13)        (.17)          -0-          -0-
Total dividends and distributions               (.37)        (.65)        (.48)        (.29)
Net asset value, end of period                $ 9.98       $10.12       $10.10       $ 9.35

TOTAL RETURN
Total investment return based on net
  asset value (d)                               2.24%        6.80%       13.58%       (3.65)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $4,106       $3,553       $2,424       $1,722
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.66%(e)     1.66%        2.06%        1.63%(e)
  Expenses, before waivers/reimbursements       3.26%(e)     3.48%        4.12%        4.67%(e)
  Net investment income, net of waivers/
    reimbursements                              4.51%(e)     4.51%        4.57%        4.93%(e)
Portfolio turnover rate                           54%         242%         151%         222%


See footnote summary on page 48.


37



FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                             MICHIGAN PORTFOLIO
                                           ------------------------------------------------------
                                                                  CLASS C
                                           ------------------------------------------------------
                                            SIX MONTHS                              FEBRUARY 25,
                                               ENDED      YEAR ENDED SEPTEMBER 30,   1994(a) TO
                                           MARCH 31,1997  ------------------------  SEPTEMBER 30,
                                            (UNAUDITED)      1996         1995         1994
                                           -------------  -----------  -----------  -------------
Net asset value, beginning of period          $10.12       $10.10       $ 9.35       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .23(c)       .45(c)       .45          .29
Net realized and unrealized gain (loss)
  on investments                                  -0-         .22          .78         (.65)
Net increase (decrease) in net asset
  value from operations                          .23          .67         1.23         (.36)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.24)        (.45)        (.45)        (.29)
Distributions in excess of net
  investment income                               -0-        (.03)        (.03)          -0-
Distributions from net realized gains           (.13)        (.17)          -0-          -0-
Total dividends and distributions               (.37)        (.65)        (.48)        (.29)
Net asset value, end of period                $ 9.98       $10.12       $10.10       $ 9.35

TOTAL RETURN
Total investment return based on net
  asset value (d)                               2.24%        6.80%       13.58%       (3.65)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)      $4,413       $3,940       $2,886       $2,778
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.66%(e)     1.66%        2.06%        1.63%(e)
  Expenses, before waivers/reimbursements       3.26%(e)     3.48%        4.13%        4.67%(e)
  Net investment income, net of waivers/
    reimbursements                              4.52%(e)     4.50%        4.69%        4.92%(e)
Portfolio turnover rate                           54%         242%         151%         222%


See footnote summary on page 48.


38



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    MINNESOTA PORTFOLIO
                                           --------------------------------------------------------------------
                                                                          CLASS A
                                           --------------------------------------------------------------------
                                            SIX MONTHS                                          JUNE 25,1993(a)
                                               ENDED             YEAR ENDED SEPTEMBER 30,             TO
                                           MARCH 31,1997  -------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)      1996         1995         1994         1993
                                           -------------  -----------  -----------  -----------  --------------
Net asset value, beginning of period           $9.58        $9.49        $9.19       $10.28       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .27(c)       .53(c)       .53          .55          .15
Net realized and unrealized gain (loss)
  on investments                                (.04)         .11          .32        (1.09)         .28
Net increase (decrease) in net asset
  value from operations                          .23          .64          .85         (.54)         .43

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.27)        (.53)        (.53)        (.55)        (.15)
Distributions in excess of net
  investment income                               -0-        (.02)        (.02)          -0-          -0-
Total dividends and distributions               (.27)        (.55)        (.55)        (.55)        (.15)
Net asset value, end of period                 $9.54        $9.58        $9.49        $9.19       $10.28

TOTAL RETURN
Total investment return based on net
  asset value (d)                               2.38%        6.95%        9.63%       (5.35)%       4.34%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)      $3,515       $3,165       $2,414       $2,125         $994
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .75%(e)      .72%         .71%         .09%          -0-%(e)
  Expenses, before waivers/reimbursements       2.16%(e)     2.19%        2.30%        2.12%        1.89%(e)
  Net investment income, net of waivers/
    reimbursements                              5.63%(e)     5.54%        5.71%        5.71%        5.20%(e)
Portfolio turnover rate                           67%         195%         117%         143%          61%



                                                                        CLASS B
                                           --------------------------------------------------------------------
                                            SIX MONTHS                                          JUNE 25,1993(a)
                                               ENDED             YEAR ENDED SEPTEMBER 30,             TO
                                           MARCH 31,1997  -------------------------------------  SEPTEMBER 30,
                                             (UNAUDITED)     1996         1995         1994         1993
                                           -------------  -----------  -----------  -----------  --------------
Net asset value, beginning of period          $ 9.58       $ 9.49       $ 9.18       $10.28       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .24(c)       .46(c)       .46          .48          .13
Net realized and unrealized gain (loss)
  on investments                                (.05)         .11          .33        (1.10)         .28
Net increase (decrease) in net asset
  value from operations                          .19          .57          .79         (.62)         .41

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.23)        (.46)        (.46)        (.48)        (.13)
Distributions in excess of net
  investment income                               -0-        (.02)        (.02)          -0-          -0-
Total dividends and distributions               (.23)        (.48)        (.48)        (.48)        (.13)
Net asset value, end of period                $ 9.54       $ 9.58       $ 9.49       $ 9.18       $10.28

TOTAL RETURN
Total investment return based on net
  asset value (d)                               2.00%        6.15%        8.90%       (6.15)%       4.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)      $7,840       $8,291       $7,299       $6,150       $2,665
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.46%(e)     1.42%        1.42%         .80%         .43%(e)
  Expenses, before waivers/reimbursements       2.87%(e)     2.89%        3.02%        2.83%        2.59%(e)
  Net investment income, net of waivers/
    reimbursements                              4.92%(e)     4.82%        4.97%        5.00%        4.50%(e)
Portfolio turnover rate                           67%         195%         117%         143%          61%


See footnote summary on page 48.


39



FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  MINNESOTA PORTFOLIO
                                           --------------------------------------------------------------------
                                                                        CLASS C
                                           --------------------------------------------------------------------
                                            SIX MONTHS                                          JUNE 25,1993(a)
                                               ENDED             YEAR ENDED SEPTEMBER 30,             TO
                                           MARCH 31,1997  -------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)      1996         1995         1994         1993
                                           -------------  -----------  -----------  -----------  --------------
Net asset value, beginning of period          $ 9.58       $ 9.50       $ 9.19       $10.27       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .24(c)       .46(c)       .46          .48          .13
Net realized and unrealized gain (loss)
  on investments                                (.05)         .10          .33        (1.08)         .27
Net increase (decrease) in net asset
  value from operations                          .19          .56          .79         (.60)         .40

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.23)        (.46)        (.46)        (.48)        (.13)
Distributions in excess of net
  investment income                               -0-        (.02)        (.02)          -0-          -0-
Total dividends and distributions               (.23)        (.48)        (.48)        (.48)        (.13)
Net asset value, end of period                $ 9.54       $ 9.58       $ 9.50       $ 9.19       $10.27

TOTAL RETURN
Total investment return based on net
  asset value (d)                               2.00%        6.03%        8.89%       (5.95)%       4.06%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)      $7,191       $6,553       $7,305       $9,489       $6,697
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.45%(e)     1.41%        1.41%         .79%         .43%(e)
  Expenses, before waivers/reimbursements       2.86%(e)     2.88%        3.00%        2.82%        2.59%(e)
  Net investment income, net of waivers/
    reimbursements                              4.93%(e)     4.82%        5.05%        4.90%        4.50%(e)
Portfolio turnover rate                           67%         195%         117%         143%          61%


See footnote summary on page 48.


40



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  NEW JERSEY PORTFOLIO
                                           --------------------------------------------------------------------
                                                                        CLASS A
                                           --------------------------------------------------------------------
                                            SIX MONTHS                                          JUNE 25,1993(a)
                                               ENDED              YEAR ENDED SEPTEMBER 30,            TO
                                           MARCH 31,1997  -------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)      1996         1995         1994         1993
                                           -------------  -----------  -----------  -----------  --------------
Net asset value, beginning of period          $ 9.72       $ 9.65       $ 9.07       $10.29       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .26(c)       .51(c)       .54          .55          .15
Net realized and unrealized gain (loss)
  on investments                                (.01)         .11          .59        (1.22)         .29
Net increase (decrease) in net asset
  value from operations                          .25          .62         1.13         (.67)         .44

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.26)        (.51)        (.54)        (.55)        (.15)
Distributions in excess of net
  investment income                               -0-        (.04)        (.01)          -0-          -0-
Total dividends and distributions               (.26)        (.55)        (.55)        (.55)        (.15)
Net asset value, end of period                $ 9.71       $ 9.72       $ 9.65       $ 9.07       $10.29

TOTAL RETURN
Total investment return based on net
  asset value (d)                               2.58%        6.57%       12.91%       (6.67)%       4.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)     $13,941      $15,520      $11,612       $9,257       $6,679
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .82%(e)      .82%         .82%         .20%          -0-%(e)
  Expenses, before waivers/reimbursements       1.33%(e)     1.35%        1.35%        1.33%        1.29%(e)
  Net investment income, net of waivers/
    reimbursements                              5.21%(e)     5.26%        5.73%        5.65%        5.37%(e)
Portfolio turnover rate                            7%         132%          86%         171%          47%


                                                                         CLASS B
                                           --------------------------------------------------------------------
                                            SIX MONTHS                                          JUNE 25,1993(a)
                                               ENDED              YEAR ENDED SEPTEMBER 30,            TO
                                           MARCH 31,1997  -------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)      1996         1995         1994         1993
                                           -------------  -----------  -----------  -----------  --------------
Net asset value, beginning of period          $ 9.72       $ 9.66       $ 9.07       $10.28       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .22(c)       .44(c)       .47          .48          .13
Net realized and unrealized gain (loss)
  on investments                                (.01)         .10          .60        (1.21)         .28
Net increase (decrease) in net asset
  value from operations                          .21          .54         1.07         (.73)         .41

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.22)        (.45)        (.47)        (.48)        (.13)
Distributions in excess of net
  investment income                               -0-        (.03)        (.01)          -0-          -0-
Total dividends and distributions               (.22)        (.48)        (.48)        (.48)        (.13)
Net asset value, end of period                $ 9.71       $ 9.72       $ 9.66       $ 9.07       $10.28

TOTAL RETURN
Total investment return based on net
  asset value (d)                               2.19%        5.66%       12.15%       (7.28)%       4.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $36,838      $39,099      $34,695      $30,459      $15,637
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.53%(e)     1.53%        1.53%         .91%         .63%(e)
  Expenses, before waivers/reimbursements       2.04%(e)     2.05%        2.06%        2.03%        1.99%(e)
  Net investment income, net of waivers/
    reimbursements                              4.50%(e)     4.56%        5.03%        4.96%        4.67%(e)
Portfolio turnover rate                            7%         132%          86%         171%          47%


See footnote summary on page 48.


41



FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   NEW JERSEY PORTFOLIO
                                           --------------------------------------------------------------------
                                                                          CLASS C
                                           --------------------------------------------------------------------
                                            SIX MONTHS                                          JUNE 25,1993(a)
                                               ENDED             YEAR ENDED SEPTEMBER 30,             TO
                                           MARCH 31,1997  -------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)      1996         1995         1994         1993
                                           -------------  -----------  -----------  -----------  --------------
Net asset value, beginning of period          $ 9.72       $ 9.66       $ 9.07       $10.28       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .22(c)       .44(c)       .47          .48          .13
Net realized and unrealized gain (loss)
  on investments                                (.01)         .10          .60        (1.21)         .28
Net increase (decrease) in net asset
  value from operations                          .21          .54         1.07         (.73)         .41

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.22)        (.45)        (.47)        (.48)        (.13)
Distributions in excess of net
  investment income                               -0-        (.03)        (.01)          -0-          -0-
Total dividends and distributions               (.22)        (.48)        (.48)        (.48)        (.13)
Net asset value, end of period                $ 9.71       $ 9.72       $ 9.66       $ 9.07       $10.28

TOTAL RETURN
Total investment return based on net
  asset value (d)                               2.19%        5.66%       12.14%       (7.28)%       4.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $21,726      $22,579      $21,255      $26,472      $21,193
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.52%(e)     1.52%        1.52%         .90%         .63%(e)
  Expenses, before waivers/reimbursements       2.03%(e)     2.04%        2.06%        2.02%        1.99%(e)
  Net investment income, net of waivers/
    reimbursements                              4.51%(e)     4.56%        5.09%        4.93%        4.67%(e)
Portfolio turnover rate                            7%         132%          86%         171%          47%


See footnote summary on page 48.


42



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    OHIO PORTFOLIO
                                           --------------------------------------------------------------------
                                                                       CLASS A
                                           --------------------------------------------------------------------
                                            SIX MONTHS                                          JUNE 25,1993(a)
                                               ENDED             YEAR ENDED SEPTEMBER 30,             TO
                                           MARCH 31,1997  -------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)      1996         1995         1994         1993
                                           -------------  -----------  -----------  -----------  --------------
Net asset value, beginning of period           $9.61        $9.53        $9.06       $10.26       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .26(c)       .52(c)       .54          .55          .15
Net realized and unrealized gain (loss)
  on investments                                 .08          .11          .48        (1.19)         .26
Net increase (decrease) in net asset
  value from operations                          .34          .63         1.02         (.64)         .41

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.27)        (.53)        (.54)        (.55)        (.15)
Distributions in excess of net
  investment income                               -0-        (.02)        (.01)          -0-          -0-
Distributions from net realized gains             -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions               (.27)        (.55)        (.55)        (.56)        (.15)
Net asset value, end of period                 $9.68        $9.61        $9.53        $9.06       $10.26

TOTAL RETURN
Total investment return based on net
  asset value (d)                               3.54%        6.72%       11.63%       (6.44)%       4.15%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $6,589       $6,054       $4,170       $2,810       $1,050
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .75%(e)      .75%         .75%         .04%          -0-%(e)
  Expenses, before waivers/reimbursements       1.51%(e)     1.48%        1.51%        1.42%        1.32%(e)
  Net investment income, net of waivers/
    reimbursements                              5.28%(e)     5.47%        5.74%        5.67%        5.30%(e)
Portfolio turnover rate                           39%         182%         108%         161%          55%



                                                                          CLASS B
                                           --------------------------------------------------------------------
                                            SIX MONTHS                                          JUNE 25,1993(a)
                                               ENDED             YEAR ENDED SEPTEMBER 30,             TO
                                           MARCH 31,1997  -------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)      1996         1995         1994         1993
                                           -------------  -----------  -----------  -----------  --------------
Net asset value, beginning of period           $9.61        $9.54        $9.06       $10.26       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .22(c)       .46(c)       .47          .48          .13
Net realized and unrealized gain (loss)
  on investments                                 .09          .09          .49        (1.19)         .26
Net increase (decrease) in net asset
  value from operations                          .31          .55          .96         (.71)         .39

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.23)        (.46)        (.47)        (.48)        (.13)
Distributions in excess of net
  investment income                               -0-        (.02)        (.01)          -0-          -0-
Distributions from net realized gains             -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions               (.23)        (.48)        (.48)        (.49)        (.13)
Net asset value, end of period                $ 9.69       $ 9.61       $ 9.54       $ 9.06       $10.26

TOTAL RETURN
Total investment return based on net
  asset value (d)                               3.27%        5.82%       10.88%       (7.13)%       3.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $24,553      $25,334      $21,821      $20,267       $8,952
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.46%(e)     1.46%        1.46%         .74%         .17%(e)
  Expenses, before waivers/reimbursements       2.22%(e)     2.18%        2.21%        2.13%        2.02%(e)
  Net investment income, net of waivers/
    reimbursements                              4.57%(e)     4.77%        5.08%        4.95%        4.60%(e)
Portfolio turnover rate                           39%         182%         108%         161%          55%


See footnote summary on page 48.


43



FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      OHIO PORTFOLIO
                                           --------------------------------------------------------------------
                                                                          CLASS C
                                           --------------------------------------------------------------------
                                            SIX MONTHS                                          JUNE 25,1993(a)
                                               ENDED             YEAR ENDED SEPTEMBER 30,             TO
                                           MARCH 31,1997  -------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)      1996         1995         1994         1993
                                           -------------  -----------  -----------  -----------  --------------
Net asset value, beginning of period          $ 9.61       $ 9.54       $ 9.06       $10.26       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .22(c)       .46(c)       .47          .48          .13
Net realized and unrealized gain (loss)
  on investments                                 .09          .09          .49        (1.19)         .26
Net increase (decrease) in net asset
  value from operations                          .31          .55          .96         (.71)         .39

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.23)        (.46)        (.47)        (.48)        (.13)
Distributions in excess of net
  investment income                               -0-        (.02)        (.01)          -0-          -0-
Distributions from net realized gains             -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions               (.23)        (.48)        (.48)        (.49)        (.13)
Net asset value, end of period                $ 9.69       $ 9.61       $ 9.54       $ 9.06       $10.26

TOTAL RETURN
Total investment return based on net
  asset value (d)                               3.27%        5.82%       10.88%       (7.13)%       3.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $13,910      $17,203      $18,874      $26,294      $19,894
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.45%(e)     1.45%        1.45%         .74%         .17%(e)
  Expenses, before waivers/reimbursements       2.21%(e)     2.16%        2.20%        2.12%        2.02%(e)
  Net investment income, net of waivers/
    reimbursements                              4.58%(e)     4.78%        5.14%        4.89%        4.60%(e)
Portfolio turnover rate                           39%         182%         108%         161%          55%


See footnote summary on page 48.


44



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  PENNSYLVANIA PORTFOLIO
                                           --------------------------------------------------------------------
                                                                          CLASS A
                                           --------------------------------------------------------------------
                                            SIX MONTHS                                          JUNE 25,1993(a)
                                               ENDED              YEAR ENDED SEPTEMBER 30,            TO
                                           MARCH 31,1997  -------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)      1996         1995         1994         1993
                                           -------------  -----------  -----------  -----------  --------------
Net asset value, beginning of period          $ 9.85       $ 9.64       $ 9.18       $10.25       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .27(c)       .49(c)       .54          .56          .16
Net realized and unrealized gain (loss)
  on investments                                 .02          .28          .48        (1.06)         .25
Net increase (decrease) in net asset
  value from operations                          .29          .77         1.02         (.50)         .41

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.28)        (.53)        (.54)        (.56)        (.16)
Distributions in excess of net
  investment income                               -0-        (.03)        (.02)          -0-          -0-
Distributions from net realized gains             -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions               (.28)        (.56)        (.56)        (.57)        (.16)
Net asset value, end of period                $ 9.86       $ 9.85       $ 9.64       $ 9.18       $10.25

TOTAL RETURN
Total investment return based on net
  asset value (d)                               2.95%        8.17%       11.53%       (5.02)%       4.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $23,554      $21,104       $8,721       $7,149       $4,170
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .95%(e)     1.00%        1.00%         .45%          -0-%(e)
  Expenses, before waivers/reimbursements       1.39%(e)     1.45%        1.47%        1.46%        1.31%(e)
  Net investment income, net of waivers/
    reimbursements                              5.47%(e)     5.40%        5.78%        5.73%        5.67%(e)
Portfolio turnover rate                           33%         185%         114%         156%          75%



                                                                         CLASS B
                                           --------------------------------------------------------------------
                                            SIX MONTHS                                          JUNE 25,1993(a)
                                               ENDED             YEAR ENDED SEPTEMBER 30,             TO
                                           MARCH 31,1997  -------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)      1996         1995         1994         1993
                                           -------------  -----------  -----------  -----------  --------------
Net asset value, beginning of period          $ 9.86       $ 9.65       $ 9.18       $10.25       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .24(c)       .46(c)       .47          .49          .14
Net realized and unrealized gain (loss)
  on investments                                  -0-         .24          .49        (1.06)         .25
Net increase (decrease) in net asset
  value from operations                          .24          .70          .96         (.57)         .39

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.24)        (.46)        (.47)        (.49)        (.14)
Distributions in excess of net
  investment income                               -0-        (.03)        (.02)          -0-          -0-
Distributions from net realized gains             -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions               (.24)        (.49)        (.49)        (.50)        (.14)
Net asset value, end of period                $ 9.86       $ 9.86       $ 9.65       $ 9.18       $10.25

TOTAL RETURN
Total investment return based on net
  asset value (d)                               2.48%        7.38%       10.78%       (5.72)%       3.94%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $29,621      $30,440      $28,559      $25,637       12,173
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.66%(e)     1.71%        1.71%        1.16%         .40%(e)
  Expenses, before waivers/reimbursements       2.09%(e)     2.15%        2.17%        2.16%        2.01%(e)
  Net investment income, net of waivers/
    reimbursements                              4.76%(e)     4.69%        5.09%        5.01%        4.97%(e)
Portfolio turnover rate                           33%         185%         114%         156%          75%


See footnote summary on page 48.


45



FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                PENNSYLVANIA PORTFOLIO
                                           --------------------------------------------------------------------
                                                                        CLASS C
                                           --------------------------------------------------------------------
                                            SIX MONTHS                                          JUNE 25,1993(a)
                                               ENDED             YEAR ENDED SEPTEMBER 30,             TO
                                           MARCH 31,1997  -------------------------------------  SEPTEMBER 30,
                                            (UNAUDITED)      1996         1995         1994         1993
                                           -------------  -----------  -----------  -----------  --------------
Net asset value, beginning of period          $ 9.86       $ 9.65       $ 9.18       $10.24       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .24(c)       .46(c)       .47          .49          .14
Net realized and unrealized gain (loss)
  on investments                                  -0-         .24          .49        (1.05)         .24
Net increase (decrease) in net asset
  value from operations                          .24          .70          .96         (.56)         .38

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.24)        (.46)        (.47)        (.49)        (.14)
Distributions in excess of net
  investment income                               -0-        (.03)        (.02)          -0-          -0-
Distributions from net realized gains             -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions               (.24)        (.49)        (.49)        (.50)        (.14)
Net asset value, end of period                $ 9.86       $ 9.86       $ 9.65       $ 9.18       $10.24

TOTAL RETURN
Total investment return based on net
  asset value (d)                               2.48%        7.37%       10.78%       (5.63)%       3.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $13,668      $13,996      $15,052      $18,198      $13,541
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.65%(e)     1.70%        1.70%        1.15%         .40%(e)
  Expenses, before waivers/reimbursements       2.08%(e)     2.14%        2.17%        2.15%        2.01%(e)
  Net investment income, net of waivers/
    reimbursements                              4.76%(e)     4.69%        5.09%        4.99%        4.97%(e)
Portfolio turnover rate                           33%         185%         114%         156%          75%


See footnote summary on page 48.


46



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                             VIRGINIA PORTFOLIO
                                           --------------------------------------------------------
                                                                   CLASS A
                                           --------------------------------------------------------
                                            SIX MONTHS                             APRIL 29,1994(a)
                                               ENDED      YEAR ENDED SEPTEMBER 30,       TO
                                           MARCH 31,1997  ------------------------  SEPTEMBER 30,
                                            (UNAUDITED)      1996         1995         1994
                                           -------------  -----------  -----------  ---------------
Net asset value, beginning of period          $10.58       $10.29        $9.69       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .29(c)       .57(c)       .56          .24
Net realized and unrealized gain (loss)
  on investments                                  -0-         .37          .61         (.31)
Net increase (decrease) in net asset
  value from operations                          .29          .94         1.17         (.07)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.29)        (.57)        (.56)        (.24)
Distributions in excess of net
  investment income                               -0-          -0-        (.01)          -0-
Distributions from net realized gains           (.25)        (.08)          -0-          -0-
Total dividends and distributions               (.54)        (.65)        (.57)        (.24)
Net asset value, end of period                $10.33       $10.58       $10.29        $9.69

TOTAL RETURN
Total investment return based on net
  asset value (d)                               2.74%        9.39%       12.46%        (.71)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $2,789       $2,455       $1,855       $1,249
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        .67%(e)      .67%         .67%         .57%(e)
  Expenses, before waivers/reimbursements       3.96%(e)     5.18%        8.96%       12.29%(e)
  Net investment income, net of waivers/
    reimbursements                              5.47%(e)     5.39%        5.59%        5.62%(e)
Portfolio turnover rate                           57%         298%         128%          65%



                                                                    CLASS B
                                           --------------------------------------------------------
                                            SIX MONTHS                             APRIL 29,1994(a)
                                               ENDED      YEAR ENDED SEPTEMBER 30,       TO
                                           MARCH 31,1997  ------------------------  SEPTEMBER 30,
                                            (UNAUDITED)      1996         1995         1994
                                           -------------  -----------  -----------  ---------------
Net asset value, beginning of period          $10.57       $10.29        $9.69       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .25(c)       .50(c)       .49          .22
Net realized and unrealized gain (loss)
  on investments                                 .01          .36          .61         (.32)
Net increase (decrease) in net asset
  value from operations                          .26          .86         1.10         (.10)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.25)        (.50)        (.49)        (.21)
Distributions in excess of net
  investment income                               -0-          -0-        (.01)          -0-
Distributions from net realized gains           (.25)        (.08)          -0-          -0-
Total dividends and distributions               (.50)        (.58)        (.50)        (.21)
Net asset value, end of period                $10.33       $10.57       $10.29       $ 9.69

TOTAL RETURN
Total investment return based on
  net asset value (d)                           2.50%        8.57%       11.67%       (1.01)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $3,957       $3,345       $1,193         $224
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.37%(e)     1.37%        1.37%        1.27%(e)
  Expenses, before waivers/reimbursements       4.66%(e)     5.88%        9.66%       12.99%(e)
  Net investment income, net of waivers/
    reimbursements                              4.76%(e)     4.70%        4.80%        4.97%(e)
Portfolio turnover rate                           57%         298%         128%          65%


See footnote summary on page 48.


47



FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                             VIRGINIA PORTFOLIO
                                           --------------------------------------------------------
                                                                   CLASS C
                                           --------------------------------------------------------
                                            SIX MONTHS                             APRIL 29,1994(a)
                                               ENDED      YEAR ENDED SEPTEMBER 30,       TO
                                           MARCH 31,1997  ------------------------  SEPTEMBER 30,
                                            (UNAUDITED)      1996         1995         1994
                                           -------------  -----------  -----------  ---------------
Net asset value, beginning of period          $10.57       $10.29       $ 9.70       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .26(c)       .50(c)       .49          .21
Net realized and unrealized gain (loss)
  on investments                                  -0-         .36          .60         (.30)
Net increase (decrease) in net asset
  value from operations                          .26          .86         1.09         (.09)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.25)        (.50)        (.49)        (.21)
Distributions in excess of net
  investment income                               -0-          -0-        (.01)          -0-
Distributions from net realized gains           (.25)        (.08)          -0-          -0-
Total dividends and distributions               (.50)        (.58)        (.50)        (.21)
Net asset value, end of period                $10.33       $10.57       $10.29       $ 9.70

TOTAL RETURN
Total investment return based on net
  asset value (d)                               2.50%        8.58%       11.56%        (.91)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)       $954         $642         $122          $43
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.37%(e)     1.37%        1.37%        1.27%(e)
  Expenses, before waivers/reimbursements       4.65%(e)     5.88%        9.66%       12.99%(e)
  Net investment income, net of waivers/
    reimbursements                              4.76%(e)     4.73%        4.81%        4.67%(e)
Portfolio turnover rate                           57%         298%         128%          65%


(a)  Commencement of operations.

(b)  Net of fee waived and expenses reimbursed by the Adviser.

(c)  Based on average shares.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period less than one year is not annualized.

(e)  Annualized.


48



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

BOARD OF TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JAMES R. GREEN (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
SUSAN P. KEENAN, SENIOR VICE PRESIDENT
DAVID DOWDEN, VICE PRESIDENT
TERRANCE HULTS, VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JUAN J. RODRIGUEZ, CONTROLLER

CUSTODIAN
THE BANK OF NEW YORK
48 Wall Street
New York, NY 10286

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


49



THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
Alliance Global Environment Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


50



ALLIANCE MUNICIPAL INCOME FUND II
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

MUNIIISR